Bridget A. Macaskill
President and
Chief Executive Officer                   OppenheimerFunds, Inc.
                                          Two World Trade Center, 34th Floor
                                          New York, NY 10048-0203
                                          800 525-7048
                                          www.oppenheimerfunds.com
                                          September 10, 1999


Dear Oppenheimer Quest Capital Value Fund Shareholder,

      One of the things we pride ourselves on at OppenheimerFunds, Inc. is our commitment to searching for new investment opportunities for shareholders of our funds. I am writing to you today to let you know about one of those opportunities--a positive change that has been proposed for Oppenheimer Quest Capital Value Fund, Inc.

      After careful consideration, the Board of Directors agreed that it would be in the best interest of shareholders of Oppenheimer Quest Capital Value Fund to reorganize into another Oppenheimer fund, Quest Balanced Value Fund. A shareholder meeting has been scheduled for October 29, 1999, and all Capital Value Fund shareholders of record on August 19th are being asked to vote either in person or by proxy. You will find a notice of the meeting, a proxy card, a proxy statement detailing the proposal, a Balanced Value Fund prospectus and a postage-paid return envelope enclosed for your use.

Why does the Board of Directors recommend this change?

      The Board recommends the reorganization into Balanced Value Fund so shareholders of Capital Value Fund may become shareholders of a substantially larger fund. In addition, Balanced Value Fund is advised by the same investment adviser and subadviser, with the investment objective of capital growth as well as current income, and similar "value-oriented" investment policies and strategies but with the potential for lower overall operating expenses. The Board also considered that the historical performance of Balanced Value Fund was superior to that of Capital Value Fund.

      Further, due to the balance of stocks and debt securities in Balanced Value Fund, compared to the concentrated stock holdings of Capital Value Fund, the Balanced Value Fund portfolio would likely not experience the significant volatility to which Capital Value Fund is exposed to in the event one particular holding significantly loses value. The Board also considered that the reorganization would be a tax free reorganization, there would be no sales charge imposed in effecting the reorganization and there would be no dilution of the interests of shareholders of the Fund.



How do you vote?

      No matter how large or small your investment, your vote is important, so please review the proxy statement carefully. To cast your vote, simply mark, sign and date the enclosed proxy card and return it in the postage-paid envelope today. Remember, it can be expensive for the Fund--and ultimately for you as a shareholder--to remail proxies if not enough responses are received to conduct the meeting.

      If you have any questions about the proposal, please feel free to contact your financial advisor, or call us at 1-800-525-7048.

      As always, we appreciate your confidence in OppenheimerFunds and look forward to serving you for many years to come.

                                    Sincerely,

                                    Bridget A. Macaskill


Enclosures

                  Oppenheimer Quest Capital Value Fund, Inc.
      Proxy For Special Shareholders Meeting To Be Held October 29, 1999

The undersigned shareholder of Oppenheimer Quest Capital Value Fund, Inc. ("Capital Value Fund"), does hereby appoint Andrew J. Donohue, Robert Bishop, Scott Farrar and Brian W. Wixted, and each of them, as attorneys-in-fact and proxies of the undersigned, with full power of substitution, to attend the Special Meeting of Shareholders of Capital Value Fund to be held on October 29, 1999 at 6803 South Tucson Way, Englewood, Colorado at 10:00 A.M., Denver time, and at all adjournments thereof, and to vote the shares held in the name of the undersigned on the record date for said meeting on the Proposal specified on the reverse side. Said attorneys-in-fact shall vote in accordance with their best judgment as to any other matter.

PROXY SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS, WHO RECOMMENDS A VOTE FOR THE PROPOSAL ON THE REVERSE SIDE. THE SHARES REPRESENTED HEREBY WILL BE VOTED AS INDICATED ON THE REVERSE SIDE OR FOR NO CHOICE IS INDICATED.

Please mark your proxy, date and sign it on the reverse side and return it promptly in the accompanying envelope, which requires no postage if mailed in the United States.

The Proposal:

   To approve or disapprove an Agreement and Plan of Reorganization between Oppenheimer Quest For Value Funds, on behalf of Oppenheimer Quest Balanced Value Fund ("Balanced Value Fund"), and Oppenheimer Quest Capital Value Fund, Inc. ("Capital Value Fund") and the transactions contemplated thereby, including (a) the transfer of substantially all the assets of Capital Value Fund to Balanced Value Fund in exchange for Class A, Class B and Class C shares of Balanced Value Fund, the distribution of such shares of Balanced Value Fund to the corresponding Class A, Class B and Class C shareholders of Capital Value Fund in complete liquidation of Capital Value Fund, and (c) the cancellation of the outstanding shares of Capital Value Fund.

            FOR______               AGAINST______           ABSTAIN_______

                              Dated: _________________________________, 1999
                                          (Month)                     (Day)

                                    ---------------------------------
                                                Signature(s)

                                    ---------------------------------
Signature(s)
Please read both sides of this ballot.
NOTE: PLEASE SIGN EXACTLY AS YOUR NAME(S) APPEAR HEREON. When signing as custodian, attorney, executor, administrator, trustee, etc., please give your full title as such. All joint owners should sign this proxy. If the account is registered in the name of a corporation, partnership or other entity, a duly authorized individual must sign on its behalf and give his or her title.

                  OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.
             Two World Trade Center, New York, New York 10048-0203
                                1-800-525-7048

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                        TO BE HELD ON OCTOBER 29, 1999

    To the Shareholders of Oppenheimer Quest Capital Value Fund, Inc.:

    Notice is hereby given that a Special Meeting of the Shareholders of Oppenheimer Quest Capital Value Fund, Inc. ("Capital Value Fund"), a registered management investment company, will be held at 6803 South Tucson Way, Englewood, Colorado 80112 at 10:00 A.M., Denver time, on October 29, 1999, or any adjournments thereof (the "Meeting"), for the following purposes:

    1. To approve or disapprove an Agreement and Plan of Reorganization between Capital Value Fund and Oppenheimer Quest For Value Funds, on behalf of its series Oppenheimer Quest Balanced Value Fund ("Balanced Value Fund"), and the transactions contemplated thereby, including (a) the transfer of substantially all the assets of Capital Value Fund to Balanced Value Fund in exchange for Class A, Class B and Class C shares of Balanced Value Fund, (b) the distribution of such shares of Balanced Value Fund to the corresponding Class A, Class B and Class C shareholders of Capital Value Fund in complete liquidation of Capital Value Fund and (c) the cancellation of the outstanding shares of Capital Value Fund (the "Proposal").

    2. To act upon such other matters as may properly come before the Meeting.

    Shareholders of record at the close of business on August 19, 1999 are entitled to notice of, and to vote at, the Meeting. The Proposal is more fully discussed in the Proxy Statement and Prospectus. Please read it carefully before telling us, through your proxy or in person, how you wish your shares to be voted. The Board of Directors of Capital Value Fund recommends a vote in favor of the Proposal. WE URGE YOU TO SIGN, DATE AND MAIL THE ENCLOSED PROXY PROMPTLY.

    By Order of the Board of Directors,

    Andrew J. Donohue, Secretary

    September 13, 1999
    ----------------------------------------------------------------------
    Shareholders who do not expect to attend the Meeting are requested to indicate voting instructions on the enclosed proxy and to date, sign and return it in the accompanying postage-paid envelope. To avoid unnecessary duplicate mailings, we ask your cooperation in promptly mailing your proxy no matter how large or small your holdings may be.
                                                                             835


                  Oppenheimer Quest Capital Value Fund, Inc.
            Two World Trade Center, New York, New York 10048-0203
                                1-800-525-7048

                               PROXY STATEMENT

                    Oppenheimer Quest Balanced Value Fund
                a series of Oppenheimer Quest For Value Funds
            Two World Trade Center, New York, New York 10048-0203
                                1-800-525-7048

                                  PROSPECTUS

This Proxy Statement of Oppenheimer Quest Capital Value Fund, Inc. ("Capital Value Fund") relates to the Agreement and Plan of Reorganization (the "Reorganization Agreement") and the transactions contemplated thereby (the "Reorganization") between Oppenheimer Quest For Value Funds (the "Trust"), on behalf of its series, Oppenheimer Quest Balanced Value Fund ("Balanced Value Fund"), and Capital Value Fund. This Proxy Statement also constitutes a Prospectus of Balanced Value Fund included in a Registration Statement on Form N-14 (the "Registration Statement") filed by Balanced Value Fund with the Securities and Exchange Commission (the "SEC"). Such Registration Statement relates to the registration of Class A, Class B and Class C shares of Balanced Value Fund to be offered to the shareholders of Capital Value Fund pursuant to the Reorganization Agreement. Capital Value Fund is located at Two World Trade Center, New York, New York 10048-0203 (telephone 1-800-525-7048).

This Proxy Statement and Prospectus sets forth information about Balanced Value Fund and the Reorganization that shareholders of Capital Value Fund should know before voting on the Reorganization. A copy of the Prospectus for Balanced Value Fund, dated February 19, 1999, is enclosed and incorporated herein by reference. Balanced Value Fund is a mutual fund that seeks growth of capital as its primary objective and also seeks investment income.

The following documents have been filed with the SEC and are available without charge upon written request to OppenheimerFunds Services, the transfer and shareholder servicing agent for Balanced Value Fund and Capital Value Fund (the ATransfer Agent@), at P.O. Box 5270, Denver, Colorado 80217, or by calling the toll-free number shown above: (i) a Prospectus for Capital Value Fund, dated February 26, 1999, as supplemented on June 15, 1999; (ii) a Statement of Additional Information about Capital Value Fund, dated February 26, 1999, revised May 1, 1999 (the ACapital Value Fund Additional Statement@); and (iii) a Statement of Additional Information about Balanced Value Fund, dated February 19, 1999, revised May 1, 1999 (the "Balanced Value Fund Additional Statement"). The Balanced Value Fund Additional Statement contains additional information about Balanced Value Fund and its management.

A Statement of Additional Information relating to the Reorganization described in this Proxy Statement and Prospectus (the "Additional Statement"), dated September 13, 1999, has been filed with the SEC as part of the Registration Statement, is incorporated herein by reference, and is available by written request to the Transfer Agent at the same address listed above or by calling the toll-free number shown above. The Additional Statement includes the following documents: (i) Annual Report and Semi-Annual Report, as of 10/31/98 and 4/30/99, respectively, of Balanced Value Fund; (ii) Annual Report and Semi-Annual Report, as of 10/31/98 and 4/30/99, respectively, of Capital Value Fund; (iii) Balanced Value Fund Additional Statement; and (iv) Capital Value Fund Additional Statement.

This Proxy Statement and Prospectus sets forth concisely the information about Balanced Value Fund that a prospective investor should know before investing. Investors are advised to read and retain this Proxy Statement and Prospectus for future reference.

THE SECURITIES AND EXCHANGE  COMMISSION HAS NOT APPROVED OR DISAPPROVED  THESE
SECURITIES   OR   PASSED   UPON  THE   ADEQUACY   OF  THIS   PROSPECTUS.   ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

This Proxy Statement and Prospectus is dated September 13, 1999.






                              TABLE OF CONTENTS
                        PROXY STATEMENT AND PROSPECTUS
                                                                            Page
Introduction.............................................................
   General...............................................................
   Record Date; Vote Required; Share Information.........................
   Proxies...............................................................
   Costs of the Solicitation and the Reorganization......................
Comparative Fee Tables...................................................
Synopsis.................................................................
   Purpose of the Meeting................................................
   Parties to the Reorganization.........................................
   The Reorganization      ..............................................
   Reasons for the Reorganization........................................
   Tax Consequences of the Reorganization................................
   Investment Objectives and Strategies; Other Fund Information .........
   Investment Advisory and Distribution and Service Plan Fees............
   Purchases, Exchanges and Redemptions..................................
Principal Risk Factors...................................................
Approval or Disapproval of the Reorganization (The Proposal).............
   Reasons for the Reorganization........................................
   The Reorganization....................................................
   Tax Aspects of the Reorganization.....................................
   Capitalization Table (Unaudited)......................................
Comparison Between Capital Value Fund and Balanced Value Fund............
   Investment Objectives and Policies....................................
      Principal Investment Policies......................................
      Other Investment Strategies .......................................
   Investment Restrictions...............................................
   Description of Brokerage Practices....................................
   Expense Ratios and Performance........................................
   Shareholder Services..................................................
   Rights of Shareholders................................................
   Organization and History..............................................
   Management and Distribution Arrangements..............................
   Purchase of Additional Shares.........................................
   Dividends and Distributions...........................................
Method of Carrying Out the Reorganization ...............................
Additional Information...................................................
   Financial Information.................................................
   Public Information....................................................
Other Business...........................................................
Exhibit A - Agreement and Plan of Reorganization by and between
Oppenheimer Quest For Value Funds, on behalf of Oppenheimer Quest
Balanced Value Fund, and Oppenheimer Quest Capital Value Fund, Inc. ..A-1
Exhibit B - Average Annual Total Returns for the funds................B-1
Enclosures - Prospectus of Oppenheimer Quest Balanced Value Fund, dated
February 19, 1999





                  Oppenheimer Quest Capital Value Fund, Inc.
            Two World Trade Center, New York, New York 10048-0203
                                1-800-525-7048

                               PROXY STATEMENT

                    Oppenheimer Quest Balanced Value Fund
                a series of Oppenheimer Quest For Value Funds
            Two World Trade Center, New York, New York 10048-0203
                                1-800-525-7048

                                  PROSPECTUS

         Special Meeting of Shareholders to be held October 29, 1999

                                 INTRODUCTION

General

This Proxy Statement and Prospectus is being furnished to the shareholders of Oppenheimer Quest Capital Value Fund, Inc. ("Capital Value Fund"), a registered management investment company, in connection with the solicitation by its Board of Directors (the "Board") of proxies to be used at the Special Meeting of Shareholders of Capital Value Fund to be held at 6803 South Tucson Way, Englewood, Colorado 80112, at 10:00 A.M., Denver time, on October 29, 1999, or any adjournments thereof (the "Meeting"). It is expected that the mailing of this Proxy Statement and Prospectus will commence on or about September 13, 1999.

At the Meeting, shareholders of Capital Value Fund will be asked to approve an Agreement and Plan of Reorganization (the "Reorganization Agreement") between Capital Value Fund and Oppenheimer Quest For Value Funds (the "Trust"), on behalf of Oppenheimer Quest Balanced Value Fund ("Balanced Value Fund"), and the transactions contemplated thereby (the "Reorganization"), including (a) the transfer of substantially all the assets of Capital Value Fund to Balanced Value Fund in exchange for Class A, Class B and Class C shares of Balanced Value Fund,
(b) the distribution of such shares of Balanced Value Fund to the corresponding Class A, Class B and Class C shareholders of Capital Value Fund in complete liquidation of Capital Value Fund and (c) the cancellation of the outstanding shares of Capital Value Fund. A copy of the Reorganization Agreement is attached hereto as Exhibit A and is incorporated by reference herein.

          Balanced Value Fund currently offers Class A, Class B and Class C shares. Class A shares are generally sold with a sales charge imposed at the time of purchase. There is no initial sales charge on purchases of Class B or Class C shares; however, a contingent deferred sales charge may be imposed, depending on when the shares are sold. The Class A, Class B and Class C shares issued pursuant to the Reorganization will be issued at net asset value without a sales charge and no contingent deferred sales charge will imposed on any Capital Value Fund shares exchanged in the Reorganization. However, any contingent deferred sales charge which applies to Capital Value Fund shares will continue to apply to Balanced Value Fund shares received in the Reorganization. Additional information with respect to these charges by Balanced Value Fund is set forth herein, in the Prospectus of Balanced Value Fund accompanying this Proxy Statement and Prospectus and in the Balanced Value Fund Statement of Additional Information ("Balanced Value Fund Additional Statement"), both of which are incorporated herein by reference.

Record Date; Vote Required; Share Information

The Board has fixed the close of business on August 19, 1999 as the record date (the "Record Date") for the determination of shareholders entitled to notice of, and to vote at, the Meeting. The affirmative vote of two-thirds of all the votes entitled to be cast on the Proposal by Class A, Class B and Class C shareholders, voting together, represented in person or by proxy at the Meeting, is required to approve the Reorganization. Each shareholder will be entitled to one vote for each share and a fractional vote for each fractional share held of record at the close of business on the Record Date. Only shareholders of Capital Value Fund will vote on the Reorganization. The vote of shareholders of Balanced Value Fund is not being solicited.

At the close of business on the Record Date, there were 7,759,682.203 shares of Capital Value Fund issued and outstanding, consisting of 7,141,003.143 Class A shares, 479,000.723 Class B shares and 139,678.337 Class C shares. At the close of business on the Record Date, there were 96,621,961.522 shares of Balanced Value Fund issued and outstanding, consisting of 44,273,555.806 Class A shares, 37,607,056.949 Class B shares and 14,741,348.767 Class C shares. The presence in person or by proxy of shareholders entitled to cast a majority of the votes at the Meeting constitutes a quorum for the transaction of business at the Meeting. To the knowledge of Capital Value Fund, as of the Record Date, no person owned of record or beneficially 5% or more of its outstanding shares except for: Smith Barney, Inc., 388 Greenwich Street, New York, New York 10013, which owned 561,360.794 Class A shares (representing 7.83% Class A shares then outstanding) for the benefit of its customers; Charles Schwab & Co., Inc., 101 Montgomery Street, Floor 10, San Francisco, California 94104-4122, which owned 362,800.475 Class A shares (representing 5.06% Class A shares then outstanding) for the benefit of its customers; and Merrill Lynch Pierce Fenner & Smith, 4800 Deer Lake Drive East, Floor 3, Jacksonville, Florida 32246-6484, which owned 30,039.599 Class B shares (representing 6.25% of the Class B shares then outstanding) for the benefit of its customers. As of the Record Date, to the knowledge of Balanced Value Fund, no person owned of record or beneficially 5% or more of its outstanding shares except for: Charles Schwab & Co., Inc., 101 Montgomery Street, Floor 10, San Francisco, California 94104-4122, which owned 2,512,406.379 Class A shares (representing 5.67% Class A shares then outstanding) for the benefit of its customers; Merrill Lynch Pierce Fenner & Smith, 4800 Deer Lake Drive East, Floor 3, Jacksonville, Florida 32246-6484, which owned 2,496,143.860 Class A shares (representing 5.63% Class A shares then outstanding), 2,632,851.332 Class B shares (representing 7.0% Class B shares then outstanding), and 2,275,105.056 Class C shares (representing 15.43% Class C shares then outstanding), in each case for the benefit of its customers.

In addition, as of the Record Date, the Trustees and officers of the Trust and the Directors and officers of Capital Value Fund, in each case, owned less than 1% of the outstanding shares of Balanced Value Fund and Capital Value Fund, respectively.

Proxies

The enclosed form of proxy, if properly executed and returned, will be voted (or counted as an abstention or withheld from voting) in accordance with the choices specified thereon, and will be included in determining whether there is a quorum to conduct the Meeting. The proxy will be voted in favor of the Proposal unless a choice is indicated to vote against or to abstain from voting on the Proposal.

Shares owned of record by broker-dealers for the benefit of their customers ("street account shares") will be voted by the broker-dealer based on instructions received from its customers. If no instructions are received, and the broker-dealer does not have discretionary power to vote such street account shares under applicable stock exchange rules, the shares represented thereby will be considered to be present at the Meeting for purposes of determining the quorum, but will have the same effect as a vote "against" the Proposal. If a shareholder executes and returns a proxy but fails to indicate how the votes should be cast, the proxy will be voted in favor of the Proposal. The proxy may be revoked at any time prior to the voting thereof by: (i) writing to the Secretary of Capital Value Fund at Two World Trade Center, New York, New York 10048-0203 (if received in time to be acted upon); (ii) attending the Meeting and voting in person; or (iii) signing and returning a new proxy (if returned and received in time to be voted).

Costs of the Solicitation and the Reorganization

All expenses of this solicitation, including the cost of printing and mailing this Proxy Statement and Prospectus, will be borne by Capital Value Fund. Any documents such as existing Prospectuses or annual reports that are included in that mailing will be a cost of the fund issuing the document. In addition to the solicitation of proxies by mail, proxies may be solicited by officers of Capital Value Fund or officers and employees of OppenheimerFunds Services, personally or by telephone or telegraph; any expenses so incurred will be borne by OppenheimerFunds Services. Proxies may also be solicited by a proxy solicitation firm hired at Capital Value Fund's expense for such purpose; the cost for such firm is not expected to exceed $15,000. Brokerage houses, banks and other fiduciaries may be requested to forward soliciting material to the beneficial owners of shares of Capital Value Fund and to obtain authorization for the execution of proxies. For those services, if any, they will be reimbursed by Capital Value Fund for their reasonable out-of-pocket expenses.

With respect to the Reorganization, Capital Value Fund and Balanced Value Fund will bear the cost of their respective tax opinions. Any other out-of-pocket expenses of Capital Value Fund and Balanced Value Fund associated with the Reorganization, including legal, accounting and transfer agent expenses, will be borne by Capital Value Fund and Balanced Value Fund, respectively, in the amounts so incurred by each.


                            COMPARATIVE FEE TABLES

Capital Value Fund and Balanced Value Fund each pay a variety of expenses directly for management of their assets, administration, distribution of their shares and other services. Those expenses are subtracted from each fund's assets to calculate the fund's net asset value per share. All shareholders therefore pay those expenses indirectly. Shareholders pay other expenses directly, such as sales charges and account transaction charges. The following tables are provided to help you understand and compare the fees and expenses of investing in shares of Capital Value Fund with the fees and expenses of investing in shares of Balanced Value Fund. The pro forma expenses of the surviving Balanced Value Fund show what the fees and expenses will be after giving effect to the Reorganization.

Shareholder Fees (charges paid directly from a shareholder's investment):

                               Capital Value Fund
                     Balanced Value Fund
            Class A       Class B       Class C      Class A   Class B       Class C
            Shares        Shares        Shares        Shares    Shares       Shares

---------------------------------------------------------------------------------------------
Maximum Sales  5.75%        None         None         5.75%        None         None
Charge (Load)
on Purchases
(as a % of
offering
price)
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Maximum        None (1)     5% (2)       1% (3)       None (1)     5% (2)       1% (3)
Deferred
Sales Charge
(Load) (as %
of the lower
of the
original
offering
price or
redemption
proceeds)
---------------------------------------------------------------------------------------------

Note: Shareholder fees for the surviving fund after giving effect to the Reorganization will be the same as the shareholder fees set forth above for either fund.
1.    A  contingent   deferred  sales  charge  may  apply  to  redemptions  of
   investments of $1 million or more ($500,000 for retirement plan accounts) of Class A shares. See "How to Buy Shares" in each fund's Prospectus.
2. Applies to redemptions in first year after purchase. The contingent deferred sales charge declines to 1% in the sixth year and is eliminated after that.
3. Applies to shares redeemed within 12 months of purchase.

Fund Operating Expenses (deducted from fund assets):
(% of average daily net assets)

The following tables are the operating expenses of Class A, Class B and Class C shares of the funds based on the fund's expenses during its fiscal year ended October 31, 1998 and the six-month interim period ended April 30, 1999. Pro forma information is an estimate of the operating expenses of the surviving Balanced Value Fund at October 31, 1998 and April 30, 1999 after giving effect to the Reorganization twelve months and six months, respectively, prior to those dates.


                              CAPITAL VALUE FUND



            12 months ended 10/31/98               6 months ended 4/30/99 (1)
-----------------------------------------------------------------------------------------
              Class A      Class B     Class C      Class A     Class B      Class C
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Management    1.00%        1.00%       1.00%        1.00%       1.00%        1.00%
Fees
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Distribution  0.50%        1.00%       1.00%        0.50%       1.00%        1.00%
and/or
Service
(12b-1) Fees
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Other         0.17%        0.24%       0.23%        0.18%       0.28%        0.27%
expenses
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Total    Fund 1.67%        2.24%       2.23%        1.68%       2.28%        2.27%
Operating
Expenses
-----------------------------------------------------------------------------------------
(1) Annualized



                             BALANCED VALUE FUND

            12 months ended 10/31/98               6 months ended 4/30/99 (1)
-----------------------------------------------------------------------------------------
              Class A      Class B     Class C      Class A     Class B      Class C
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Management    0.85%        0.85%       0.85%        0.85%       0.85%        0.85%
Fees
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Distribution  0.40%        1.00%       1.00%        0.40%       1.00%        1.00%
and/or
Service
(12b-1) Fees
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Other         0.30%        0.30%       0.30%        0.25%       0.24%        0.24%
expenses
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Total Fund    1.55%        2.15%       2.15%        1.50%       2.09%        2.09%
Operating
Expenses
-----------------------------------------------------------------------------------------
(1) Annualized

                   PRO FORMA SURVIVING BALANCED VALUE FUND

            12 months ended 10/31/98               6 months ended 4/30/99 (1)
-----------------------------------------------------------------------------------------
              Class A      Class B     Class C      Class A     Class B      Class C
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Management    0.85%        0.85%       0.85%        0.85%       0.85%        0.85%
Fees
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Distribution  0.40%        1.00%       1.00%        0.40%       1.00%        1.00%
and/or
Service
(12b-1) Fees
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Other         0.20%        0.20%       0.20%        0.22%       0.22%        0.22%
expenses
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Total    Fund 1.45%        2.05%       2.05%        1.47%       2.07%        2.07%
Operating
Expenses
-----------------------------------------------------------------------------------------
(1) Annualized

Note: Expenses may vary in future years. Management Fees, Distribution and/or Service (12b-1) Fees and Total Fund Operating Expenses for Capital Value Fund in the table above do not reflect fee waivers by the Manager and the Distributor that terminated February 28, 1999 and are no longer in effect. After giving effect to these waivers, Management Fees would have been 0.77% for each class of shares and 12b-1 Fees for Class A shares would have been 0.35% and Total Fund Operating Expenses would have been as follows: (a) for the 12 months ended 10/31/98, 1.29%, 2.01% and 2.00% for Class A, B and C shares, respectively, and
(b) for the 6 months ended 4/30/99, 1.30%, 2.05% and 2.04% for Class A, B and C shares, respectively. Accordingly, during the period the fee waivers were in effect, Total Fund Operating Expenses for Capital Value Fund were lower than the Total Fund Operating Expenses for Balanced Value Fund. "Other expenses" include transfer agent fees, custodial expenses, and accounting and legal expenses the fund pays.

Examples

These examples are intended to help you compare the cost of investing in each fund. These examples assume that you invest $10,000 in a class of shares of Capital Value Fund, Balanced Value Fund or the pro forma surviving Balanced Value Fund for the time periods indicated and reinvest your dividends and distributions.

The first example assumes that you redeem all shares at the end of those periods. The second example assumes that you keep your shares. Both examples also assume that your investment has a 5% return each year and that the class's operating expenses remain the same as in the table above. Your actual costs may be higher or lower because expenses will vary over time. Based on these assumptions, the expenses would be as follows:

12 Months Ended 10/31/98

Capital Value Fund
-----------------------------------------------------------------------------------------
If shares are redeemed:   1 year          3 years         5 years        10 years (1)
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class A                   $735            $1071           $1430          $2438
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class B                   $727            $1000           $1400          $2301
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class C                   $326            $697            $1195          $2565
-----------------------------------------------------------------------------------------

Balanced Value Fund
-----------------------------------------------------------------------------------------
If shares are redeemed:   1 year          3 years         5 years        10 years (1)
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class A                   $724            $1036           $1371          $2314
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class B                   $718            $973            $1354          $2191
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class C                   $318            $673            $1154          $2483
-----------------------------------------------------------------------------------------

Pro Forma Surviving Balanced Value Fund
-----------------------------------------------------------------------------------------
If shares are redeemed:   1 year          3 years         5 years        10 years (1)
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class A                   $714            $1007           $1322          $2210
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class B                   $708            $943            $1303          $2085
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class C                   $308            $643            $1103          $2379
-----------------------------------------------------------------------------------------


Capital Value Fund
-----------------------------------------------------------------------------------------
If    shares    are   not 1 year          3 years         5 years        10 years (1)
redeemed:
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class A                   $735            $1071           $1430          $2438
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class B                   $227            $700            $1200          $2301
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class C                   $226            $697            $1195          $2565
-----------------------------------------------------------------------------------------

Balanced Value Fund
-----------------------------------------------------------------------------------------
If    shares    are   not 1 year          3 years         5 years        10 years (1)
redeemed:
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class A                   $724            $1036           $1371          $2314
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class B                   $218            $673            $1154          $2191
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class C                   $218            $673            $1154          $2483
-----------------------------------------------------------------------------------------

Pro Forma Surviving Balanced Value Fund
-----------------------------------------------------------------------------------------
If    shares    are   not 1 year          3 years         5 years        10 years (1)
redeemed:
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class A                   $714            $1007           $1322          $2210
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class B                   $208            $643            $1103          $2085
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class C                   $208            $643            $1103          $2379
-----------------------------------------------------------------------------------------

Six Months Ended 4/30/99

Capital Value Fund
-----------------------------------------------------------------------------------------
If shares are redeemed:   1 year          3 years         5 years        10 years (1)
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class A                   $736            $1074           $1435          $2448
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class B                   $731            $1012           $1420          $2328
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class C                   $330            $709            $1215          $2605
-----------------------------------------------------------------------------------------

Balanced Value Fund
-----------------------------------------------------------------------------------------
If shares are redeemed:   1 year          3 years         5 years        10 years (1)
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class A                   $719            $1022           $1346          $2263
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class B                   $712            $955            $1324          $2133
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class C                   $312            $655            $1124          $2421
-----------------------------------------------------------------------------------------

Pro Forma Surviving Balanced Value Fund
-----------------------------------------------------------------------------------------
If shares are redeemed:   1 year          3 years         5 years        10 years (1)
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class A                   $716            $1013           $1332          $2231
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class B                   $710            $949            $1314          $2106
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class C                   $310            $649            $1114          $2400
-----------------------------------------------------------------------------------------

Capital Value Fund
-----------------------------------------------------------------------------------------
If    shares    are   not 1 year          3 years         5 years        10 years (1)
redeemed:
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class A                   $736            $1074           $1435          $2448
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class B                   $231            $712            $1220          $2328
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class C                   $230            $709            $1215          $2605
-----------------------------------------------------------------------------------------

Balanced Value Fund
-----------------------------------------------------------------------------------------
If    shares    are   not 1 year          3 years         5 years        10 years (1)
redeemed:
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class A                   $719            $1022           $1346          $2263
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class B                   $212            $655            $1124          $2133
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class C                   $212            $655            $1124          $2421
-----------------------------------------------------------------------------------------

Pro Forma Surviving Balanced Value Fund
-----------------------------------------------------------------------------------------
If    shares    are   not 1 year          3 years         5 years        10 years (1)
redeemed:
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class A                   $716            $1013           $1332          $2231
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class B                   $210            $649            $1114          $2106
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class C                   $210            $649            $1114          $2400
-----------------------------------------------------------------------------------------

In the first example, expenses include the initial sales charge for Class A and the applicable Class B or Class C contingent deferred sales charge. In the second example, the Class A expenses include the sales charge, but Class B and Class C expenses do not include the contingent deferred sales charges. 1. Class B expenses for years 7 through 10 are based on Class A expenses, since Class B shares automatically convert to Class A after 6 years.








                                   SYNOPSIS

The following is a synopsis of certain information contained in or incorporated by reference in this Proxy Statement and Prospectus and presents key considerations for shareholders of Capital Value Fund to assist them in determining whether to approve the Reorganization. This synopsis is only a summary and is qualified in its entirety by the more detailed information contained in or incorporated by reference in this Proxy Statement and Prospectus and by the Reorganization Agreement which is Exhibit A hereto. Shareholders should carefully review this Proxy Statement and Prospectus and the Reorganization Agreement in their entirety and, in particular, the current Prospectus of Balanced Value Fund which accompanies this Proxy Statement and Prospectus and is incorporated herein by reference.

Purpose of the Meeting

At the Meeting, shareholders of Capital Value Fund will be asked to approve or disapprove the Reorganization.

Parties to the Reorganization

Oppenheimer Quest For Value Funds (the "Trust") was organized in April 1987 as a multi-series Massachusetts business trust. Balanced Value Fund, a series of the Trust, is a diversified, open-end management investment company. Prior to May 17, 1998, Balanced Value Fund was named "Oppenheimer Quest Growth and Income Value Fund". Capital Value Fund is a diversified, open-end management investment company that was organized in 1986 as a Maryland corporation, and commenced operations on February 13, 1987 as a closed-end investment company. Capital Value Fund converted to an open-end management investment company on March 3, 1997.

Capital Value Fund and Balanced Value Fund (each referred to herein as a "fund" and collectively referred to herein as the "funds") are located at Two World Trade Center, New York, New York 10048-0203. OppenheimerFunds, Inc. (the "Manager"), located at Two World Trade Center, New York, New York 10048-0203, acts as investment adviser to the funds. OpCap Advisors (the "Sub-Adviser") acts as sub-adviser to the funds and is located at 1345 Avenue of the Americas, New York, New York 10105-4800. The portfolio managers for Capital Value Fund (Jeffrey C. Whittington, Alan Gutmann and Louis P. Goldstein) and the portfolio manager for Balanced Value Fund (Colin Glinsman) are each employed by the Sub-Adviser. The Trustees and officers of the Trust and the Directors and officers of Capital Value Fund are the same, and oversee the Manager, the Sub-Adviser and the portfolio managers. Additional information about the funds, the Manager and the Sub-Adviser is set forth below.

Shares to be Issued

Shareholders of Capital Value Fund who own Class A, Class B or Class C shares will receive Class A, Class B or Class C shares, respectively, of Balanced Value Fund in exchange for such Capital Value Fund shares. The voting rights of shares of each fund are discussed below in "Rights of Shareholders".


The Reorganization

The Reorganization Agreement provides for the transfer of substantially all the assets of Capital Value Fund to Balanced Value Fund in exchange for Class A, Class B and Class C shares of Balanced Value Fund. The aggregate net asset value of Balanced Value Fund shares issued in the Reorganization will equal the value of the assets of Capital Value Fund received by Balanced Value Fund. In conjunction with the Closing (as defined below) of the Reorganization, presently scheduled for November 12, 1999, Capital Value Fund will distribute the Class A, Class B and Class C shares of Balanced Value Fund received by Capital Value Fund on the Closing Date (as defined below) to holders of Class A, Class B and Class C shares of Capital Value Fund, respectively. As a result of the Reorganization, each Class A, Class B and Class C Capital Value Fund shareholder will receive the number of full and fractional Class A, Class B and Class C Balanced Value Fund shares that equals in value such shareholder's pro rata interest in the assets transferred to Balanced Value Fund as of the Valuation Date (as defined below). The Board has determined that the interests of existing Capital Value Fund shareholders will not be diluted as a result of the Reorganization. For the reasons set forth below under "Approval or Disapproval of the Reorganization Reasons for the Reorganization," the Board, including the directors who are not "interested persons" of Capital Value Fund (the "Independent Directors"), as that term is defined in the Investment Company Act of 1940, as amended (the "Investment Company Act"), has concluded that the Reorganization is in the best interests of Capital Value Fund and its shareholders and recommends approval of the Reorganization by Capital Value Fund shareholders. The Board of Trustees of the Trust has also approved the Reorganization and determined that the interests of existing Balanced Value Fund shareholders will not be diluted as a result of the Reorganization. If the Reorganization is not approved, Capital Value Fund will continue in existence and the Board will determine whether to pursue alternative actions.

Reasons for the Reorganization

The Manager and the Sub-Adviser proposed to the Board a reorganization into Balanced Value Fund so that shareholders of Capital Value Fund may become shareholders of a substantially larger fund, advised by the same investment adviser and sub-adviser, with the investment objective of capital growth as well as current income, and "value-oriented" investment policies and strategies but with the potential for lower overall operating expenses. The Board also considered that the historical performance of Balanced Value Fund was superior to that of Capital Value Fund. Further, due to the balance of stocks and debt securities in Balanced Value Fund, compared to the concentrated stock holdings of Capital Value Fund, the Balanced Value Fund portfolio would likely not experience the significant volatility to which Capital Value Fund is exposed to in the event one particular holding significantly loses value. In this respect, the Board considered the differences between the funds as to investment objectives and portfolio holdings. The Board also considered that the Reorganization would be a tax free reorganization, and there would be no sales charge imposed in effecting the Reorganization. In addition, due to the relatively moderate costs of the reorganization, the Board and the Board of Trustees of the Trust concluded that neither fund would experience dilution as a result of the Reorganization.


Tax Consequences of the Reorganization

In the opinion of PricewaterhouseCoopers LLP, tax adviser to Capital Value Fund, the Reorganization will qualify as a tax-free reorganization for Federal income tax purposes. As a result, it is expected that no gain or loss will be recognized by either fund, or by the shareholders of either fund, as a result of the Reorganization for Federal income tax purposes. For further information about the tax consequences of the Reorganization, see "Approval or Disapproval of the Reorganization - Tax Aspects of the Reorganization" below.

Investment Objectives and Strategies; Other Fund Information

Investment Objectives and Strategies

Capital Value Fund seeks capital appreciation as its investment objective and invests primarily in equity securities. Capital Value Fund does not seek current income. Balanced Value Fund seeks growth of capital as its primary investment objective; it also seeks investment income as a secondary objective. As a result, Balanced Value Fund invests in equity securities and, to a lesser extent, debt securities. Shareholders of Capital Value Fund should consider the difference in investment objectives and portfolio holdings between the funds in determining whether to approve the Reorganization, including the long-term capital appreciation potential of a fund like Balanced Value Fund that also invests in debt securities and the tax implications of receiving quarterly dividends from a fund like Balanced Value Fund that seeks investment income.

In seeking their investment objectives, Capital Value Fund and Balanced Value Fund utilize a similar value investing strategy and invest primarily in equity securities of companies believed to be undervalued in the marketplace in relation to factors such as the companies' assets, earnings, growth potential and cash flows. Balanced Value Fund is also required to invest at least 25% of its total assets in debt securities, and at August 31, 1999 held approximately 31% of its invested assets in debt securities; although Capital Value Fund is permitted to invest in debt securities, its portfolio holdings currently consist of stocks, cash and cash equivalents only. Investment in debt securities may include bonds rated below investment grade but not in an amount exceeding 25% of the fund's assets. The funds may also invest in foreign securities. The funds may use certain hedging instruments to try to manage investment risks. To provide liquidity, the funds typically invest a portion of their respective assets in various types of U.S. Government securities and certain money market instruments; for temporary defensive purposes, the funds may invest all of their respective assets in such securities. See "Comparison Between Capital Value Fund and Balanced Value Fund" for additional information on the funds' investment strategies and policies.

Principal Risks of Investment

"Principal Risk Factors" below sets forth the main risks of investing in each fund. All investments carry risks to some degree and there is no assurance that either fund will achieve its investment objectives. Balanced Value Fund is designed primarily for investors seeking capital growth in their investment over the long term with the opportunity for some income. Those investors should be willing to assume the risk of short-term share price fluctuations that are typical for a fund emphasizing equity investments. Since Balanced Value Fund's income level will fluctuate, it is not designed for investors needing an assured level of current income.

Past Performance

Set forth in Balanced Value Fund's Prospectus accompanying this Proxy Statement and Prospectus is past performance information. This information shows one measure of the risks of investing in Balanced Value Fund by showing changes in the fund's performance (for its Class A shares) from year to year for the full calendar years since its inception and by showing how the average annual total returns of the fund's shares compare to those of the S&P 500 Index, a broad-based market index.

Investment Advisory and Distribution and Service Plan Fees

Investment Advisory Fees. The funds obtain investment management services from the Manager pursuant to the terms of investment advisory agreements that are substantially the same except for fee amounts. The management fee payable to the Manager is computed on the net asset value of each fund as of the close of business each day and is payable monthly. Capital Value Fund pays a management fee at the following annual rate: 1.00% of the first $400 million of average annual net assets, 0.90% of the next $400 million, and 0.85% of average annual net assets in excess of $800 million. Prior to February 28, 1999, the Manager waived a portion of its fee equal to 0.15% of the first $200 million of average annual net assets, 0.40% of the next $200 million, 0.30% of the next $400 million and 0.25% of average annual net assets over $800 million. This fee waiver is no longer in effect. Balanced Value Fund pays a management fee at the annual rate of 0.85% of average annual net assets. Effective upon the Closing of the Reorganization, the management fee rate for Balanced Value Fund will be reduced for assets in excess of $4 billion as follows: 0.85% of the first $4 billion of average annual net assets; 0.80% of the next $4 billion of average annual net assets; and 0.75% of average annual net assets in excess of $8 billion.

The Manager has retained the Sub-Adviser on behalf of each fund to provide day-to-day portfolio management of the funds. For such services the Manager (not the fund) pays the Sub-Adviser an annual fee payable monthly based on the average daily net assets of the fund equal to 40% of the net advisory fee collected by the Manager based on the net assets of the fund as of November 22, 1995 (for Balanced Value Fund) or February 28, 1997 and remaining in the Fund 120 days later (for Capital Value Fund) (the "Base Amount") plus 30% of the investment advisory fee collected by the Manager based on the total net assets of the fund that exceed the Base Amount, calculated after any applicable waivers.

Distribution and Service Fees. Capital Value Fund and Balanced Value Fund have adopted Distribution and Service Plans and Agreements under Rule 12b-1 of the Investment Company Act for Class A, Class B and Class C shares (the "Plans") to compensate the Distributor for its services and costs in connection with the distribution of Class A, Class B and Class C shares and the personal service and maintenance of shareholder accounts that hold Class A, Class B and Class C shares. Under each Plan, the funds pay the Distributor an asset-based sales charge on Class A shares at an annual rate of 0.25% (as to Capital Value Fund) and 0.15% (as to Balanced Value Fund) of average annual net assets of Class A shares and on Class B and Class C shares at an annual rate of 0.75% of those shares. The Distributor also receives a service fee of 0.25% per year under each Plan with respect to each class of shares. All fee amounts are computed on the average annual net assets of the class determined as of the close of each regular business day of each fund. With respect to Capital Value Fund, until February 28, 1999, the Distributor had agreed to waive its receipt of a portion of the asset-based sales charge equal to 0.15% of average annual net assets of Class A shares; this waiver is no longer in effect. The Distributor uses all of the service fee and under the Class A Plans a portion of the asset-based sales charge to compensate dealers for providing personal services and maintenance of accounts of their customers that hold shares of the funds. The portion of the asset-based sales charge that is not paid to dealers under the Class A Plan is retained by the Distributor to compensate itself for its other expenditures under the Plan. The Class B asset-based sales charge is retained by the Distributor and the Class C asset-based sales charge is paid to the dealer as an ongoing commission on Class C shares that have been outstanding for a year or more. The Plans are compensation plans whereby payments by the funds are made at a fixed rate as specified above and the funds= payments are not limited to reimbursing the Distributor=s costs.

Purchases, Exchanges and Redemptions

Both Capital Value Fund and Balanced Value Fund are part of the OppenheimerFunds complex of mutual funds. The procedures for purchases, exchanges and redemptions of shares of the funds are substantially the same. Shares of either fund may be exchanged for shares of the same class of other Oppenheimer funds offering such shares.

Both Capital Value Fund and Balanced Value Fund have a maximum initial sales charge of 5.75% on Class A shares. Investors who purchase $1 million or more ($500,000 or more for certain retirement plan accounts) of Class A shares pay no initial sales charge but may have to pay a sales charge of up to 1% if shares are sold within 12 calendar months from the end of the calendar month during which shares are purchased. Class B and Class C shares of the funds generally are sold without a front-end sales charge but may be subject to a contingent deferred sales charge ("CDSC") upon redemption depending on the length of time the shares are held. See "Comparative Fee Tables" above for a complete description of such sales charges. Class A, Class B and Class C shares of Balanced Value Fund received in the Reorganization will be issued at net asset value, without a sales charge and no CDSC will be imposed on any Capital Value Fund shares exchanged for Balanced Value Fund shares as a result of the Reorganization. However, any CDSC that applies to Capital Value Fund shares will continue to apply to Balanced Value Fund shares received in the Reorganization. Services available to shareholders of both funds include purchase and redemption of shares through OppenheimerFunds AccountLink and PhoneLink (an automated telephone system), telephone redemptions, and exchanges by telephone to other Oppenheimer funds that offer Class A, Class B and Class C shares, and reinvestment privileges. Please see "Shareholder Services," below and each fund=s Prospectus for further information.

                            PRINCIPAL RISK FACTORS

In evaluating whether to approve the Reorganization and invest in Balanced Value Fund, shareholders should carefully consider the following risk factors, the other information set forth in this Proxy Statement and Prospectus and the more complete description of risk factors set forth in the documents incorporated by reference herein, including the Prospectuses of the funds and their respective Statements of Additional Information.

General

All investments carry risks to some degree. Investment by the funds in stocks and/or bonds are subject to changes in their value from a number of factors. They include changes in general stock and bond market movements (known as "market risk") or the change in value of particular stocks or bonds because of an event affecting the issuer (as to bonds, known as "credit risk"). At times, either fund may increase the relative emphasis of its equity investment in a particular industry, or a particular market capitalization range, which can subject the fund to the added risk that economic, political, market or other changes will have a negative effect on the values of those issuers. Changes in interest rates can also affect stock and bond prices (known as "interest rate risk"). These general investment risks can affect the value of both funds= investments, their investment performance, and their share prices. There is no assurance that either fund will achieve its investment objective and when you redeem your shares they may be worth more or less than what you paid for them.

Stock Investment Risks

The funds usually invest a substantial portion (and as to Capital Value Fund, substantially all) of their assets in stocks. Stocks fluctuate in price, and their short-term volatility at times may be great. Since the funds emphasize investment in equity securities, the value of the fund's portfolio will be affected by changes in the stock market; however, since Balanced Value Fund invests at least 25% of its total assets in debt securities, it is not subject to the same degree of stock market volatility as Capital Value Fund. This market risk will affect each fund's net asset value per share, which will fluctuate as the values of the fund's portfolio securities change. Not all stock prices change uniformly or at the same time, and other factors can affect a particular stock's price (for example, poor earnings reports by an issuer, loss of major customers, major litigation against an issuer, or changes in government regulations affecting an industry). Not all of these factors can be predicted and changes in the overall market conditions and prices can occur at any time.

Risks of Debt Securities

Balanced Value Fund invests at least 25% of its total assets in debt securities. Although Capital Value Fund is permitted to invest in debt securities without restriction, as of August 31, 1999 it did not hold any debt securities. Debt securities are subject to changes in their values due to changes in prevailing interest rates. When interest rates fall, the value of already-issued debt securities generally rise. When interest rates rise, the values of already-issued debt securities generally decline. The magnitude of these fluctuations will often be greater for longer-term debt securities than shorter-term debt securities. A fund=s share prices can go up or down when interest rates change because of the effect of the change on the value of the fund's portfolio of debt securities. Debt securities are also subject to credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments on a security as they become due. If the issuer fails to pay interest, the fund's income may be reduced and if the issuer fails to repay principal, the value of that bond and of the fund's shares may be reduced. Each fund has the ability to (although currently does not) invest up to 25% of its assets in high-yield, lower-grade debt securities commonly known as "junk bonds". If a fund were to invest in high-yield securities, those securities may be subject to greater market fluctuation and risk of loss of income and principal than lower yielding, investment grade securities. There are additional risks of investing in lower grade securities that are described in the Prospectus of each fund.

Foreign Securities

The funds are permitted to purchase foreign securities although neither fund currently invests in these securities to a significant extent. There are risks of foreign investing that increase the risk of investing in a fund and also increase its operating costs. For example, foreign issuers are not required to use generally-accepted accounting principles. If foreign securities are not registered for sale in the U.S. under U.S. securities laws, the issuer does not have to comply with the disclosure requirements of U.S. laws, which are generally more stringent than foreign laws. The values of foreign securities investments will be affected by other factors, including exchange control regulations or currency blockage and possible expropriation or nationalization of assets. There are risks of changes in foreign currency values. Because Capital Value Fund and Balanced Value Fund may purchase securities denominated in foreign currencies, a change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities of that fund denominated in that currency. There may also be changes in governmental administration or economic or monetary policy in the U.S. or abroad that can affect foreign investing. In addition, it is generally more difficult to obtain court judgments outside the United States if that fund has to sue a foreign broker or issuer. Additional costs may be incurred because foreign broker commissions are generally higher than U.S. rates, and there are additional custodial costs associated with holding securities abroad. More information about the risks and potential rewards of investing in foreign securities is contained in the Statement of Additional Information of both funds.

Hedging Instruments

Each fund may use certain hedging instruments. The use of hedging instruments requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management. If the Sub-Adviser uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the fund's return. Losses could also be experienced if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market for the future or option. Options trading involves the payment of premiums and has special tax effects on the funds. There are also special risks in particular hedging strategies. The use of forward contracts may reduce the gain that would otherwise result from a change in the relationship between the U.S. dollar and a foreign currency. To limit its exposure in foreign currency exchange contracts, the funds limit their exposure to the amount of its assets denominated in foreign currency.



                 APPROVAL OR DISAPPROVAL OF THE REORGANIZATION
                                (The Proposal)

Reasons for the Reorganization

At a meeting of the Board held on June 1, 1999, the Board considered whether to approve the proposed Reorganization and reviewed and discussed with the Manager, the Sub-Adviser and independent legal counsel the materials provided by the Manager and the Sub-Adviser relevant to the proposed Reorganization. Included in the materials was information with respect to the funds' investment objectives and policies, management fees, distribution fees and other operating expenses, historical performance and asset size.

The Board reviewed information that demonstrated that Capital Value Fund was a smaller fund with approximately $289 million in net assets as of March 31, 1999. Capital Value Fund's assets had decreased from $663 million at the time of its open-end conversion in late February 1997 and had generally experienced net redemptions since that time. It was not anticipated that Capital Value Fund would increase substantially in size in the near future. In comparison, Balanced Value Fund had approximately $700 million in net assets as of March 31, 1999, and has since grown to over $1.4 billion in net assets. After the Reorganization, the shareholders of Capital Value Fund would become shareholders of a larger fund and will likely incur lower overall operating expenses. Thus economies of scale may benefit shareholders of Capital Value Fund.

The Board considered that the proposed Reorganization would permit shareholders of Capital Value Fund to become shareholders of a fund advised by the same investment adviser and sub-adviser. The Board considered the investment objectives of the two funds. Capital Value Fund seeks capital appreciation. Current income is not a consideration. Balanced Value Fund seeks growth of capital as a primary objective; it also seeks investment income as a secondary objective. Both funds invest primarily in equity securities of companies believed to be undervalued in the marketplace. By employing this value investing technique, the funds utilize similar investment strategies. Capital Value Fund tends to seek investment in mid-size companies and Balanced Value Fund tends to seek investment in larger established companies. Both funds limit their stock holdings to a number that permits in-depth analysis and review of the fundamentals and management of each issuer. The Board considered the primary difference between the funds, which was that Balanced Value Fund invests at least 25% of its total assets in debt securities and, although permitted to invest without restriction in such securities, Capital Value Fund typically holds little or no debt securities. Nevertheless, the equity holdings of Balanced Value Fund represent a large component of its portfolio and the investment techniques and strategies employed by the funds' portfolio managers for equity selection were substantially similar. The Manager advised the Boards that the portfolio securities held by Capital Value Fund could be suitable for investment by Balanced Value Fund and, pursuant to the Reorganization, would be acquired without the payment of brokerage commissions and other fees. The Board determined that Balanced Value Fund, in terms of investment objective, investment techniques and strategies, as well as performance, expense and other matters would be a suitable investment for shareholders of Capital Value Fund.

The Board, in reviewing financial information, considered the lower management fees, distribution fees and other operating expenses of Balanced Value Fund as compared to Capital Value Fund. The management fee rate for Balanced Value Fund as of October 31, 1998 and April 30, 1999 (as annualized) was 0.85% of average annual net assets, as compared to Capital Value Fund with a management fee rate of 1.00% as of such dates. Further, the Board of Trustees of the Trust approved a change in the management fee rate for Balanced Value Fund that would become effective at the closing of the Reorganization and would effectively reduce the management fee rate for Balanced Value Fund to 0.80% on assets in excess $4 billion up to $8 billion, and to 0.75% on assets in excess of $8 billion. The Board also considered the lower 0.40% distribution fee on Class A shares for Balanced Value Fund as compared to 0.50% for Capital Value Fund and the overall lower total operating expenses of Balanced Value Fund both before and after giving effect to the Reorganization. See "Comparative Fee Tables" for additional information.

In addition to the above, the Board also considered information with respect to the historical performance of Capital Value Fund and Balanced Value Fund. For the 1-, 3- and 5-year periods ended March 31, 1999, the performance of Balanced Value Fund was substantially superior to that of Capital Value Fund and the Board was advised by the Manager that the prospects for Balanced Value Fund=s performance in the future were positive. By contrast, the Board also considered the future viability of Capital Value Fund due to its small size, and that its prospects for increasing its asset base to achieve efficiencies of scale was uncertain due to, among other things, below-average performance.

The Board also considered the terms and conditions of the Reorganization, including that there would be no sales charge imposed in effecting the Reorganization and that the Reorganization is expected to be a tax free reorganization. The Board concluded that the Reorganization would not result in a dilution of the interests of existing shareholders of Capital Value Fund.

After consideration of the above factors, and such other factors and information as the Board deemed relevant, the Board, including the Independent Directors, unanimously approved the Reorganization and the Reorganization Agreement and voted to recommend its approval to the shareholders of Capital Value Fund.

The Board of Trustees of the Trust, including the Trustees who are not "interested persons" of the Trust, also unanimously approved the Reorganization and the Reorganization Agreement and determined that the Reorganization would not result in dilution of Balanced Value Fund shareholders' interests.

The Reorganization

The Reorganization Agreement (a copy of which is set forth in full as Exhibit A to this Proxy Statement and Prospectus) contemplates a reorganization under which (i) all of the assets of Capital Value Fund (other than the cash reserve described below (the "Cash Reserve") will be transferred to Balanced Value Fund in exchange for Class A, Class B and Class C shares of Balanced Value Fund, (ii) these shares will be distributed among the shareholders of Capital Value Fund in complete liquidation of Capital Value Fund, and (iii) the outstanding shares of Capital Value Fund will be canceled. Balanced Value Fund will not assume any of Capital Value Fund's liabilities except for portfolio securities purchased which have not settled and outstanding shareholder redemption and dividend checks.

The result of effectuating the Reorganization would be that: (i) Balanced Value Fund will add to its gross assets all of the assets (net of any liability for portfolio securities purchased but not settled and outstanding shareholder redemption and dividend checks) of Capital Value Fund other than its Cash Reserve; and (ii) the shareholders of Capital Value Fund as of the close of business on the Closing Date will become holders of either Class A, Class B or Class C shares of Balanced Value Fund.

Shareholders of Capital Value Fund who vote their Class A, Class B and Class C shares in favor of the Reorganization will be electing in effect to redeem their shares of Capital Value Fund (at net asset value on the Valuation Date referred to below under "Method of Carrying Out the Reorganization Plan," calculated after subtracting the Cash Reserve) and reinvest the proceeds in Class A, Class B or Class C shares of Balanced Value Fund at net asset value without sales charge and without recognition of taxable gain or loss for Federal income tax purposes (see "Tax Aspects of the Reorganization" below). The Cash Reserve is that amount retained by Capital Value Fund which is deemed sufficient in the discretion of the Board for the payment of: (a) Capital Value Fund's expenses of liquidation, and (b) its liabilities, other than those assumed by Balanced Value Fund. Capital Value Fund and Balanced Value Fund will bear all of their respective expenses associated with the Reorganization, as set forth under "Costs of the Solicitation and the Reorganization" above. Management estimates that such expenses associated with the Reorganization to be borne by Capital Value Fund will not exceed $35,000. Liabilities as of the date of the transfer of assets will consist primarily of accrued but unpaid normal operating expenses of Capital Value Fund, excluding the cost of any portfolio securities purchased but not yet settled and outstanding shareholder redemption and dividend checks. See "Method of Carrying Out the Reorganization Plan" below.

The Reorganization Agreement provides for coordination between the funds as to their respective portfolios so that, after the closing, Balanced Value Fund will be in compliance with all of its investment policies and restrictions. Capital Value Fund will recognize capital gain or loss on any sales made prior to the Reorganization pursuant to this paragraph.


Tax Aspects of the Reorganization

Immediately prior to the Valuation Date referred to in the Reorganization Agreement, Capital Value Fund will pay a dividend or dividends which, together with all previous dividends, will have the effect of distributing to Capital Value Fund's shareholders all of Capital Value Fund's investment company taxable income for taxable years ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid) and all of its net capital gain, if any, realized in taxable years ending on or prior to the Closing Date (after reduction for any available capital loss carry-forward). Such dividends will be included in the taxable income of Capital Value Fund's shareholders as ordinary income and capital gain, respectively.

The exchange of the assets of Capital Value Fund for Class A, Class B and Class C shares of Balanced Value Fund and the assumption by Balanced Value Fund of certain liabilities of Capital Value Fund is intended to qualify for Federal income tax purposes as a tax-free reorganization under Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "Code"). Capital Value Fund has represented to PricewaterhouseCoopers LLP, tax adviser to the funds, that there is no plan or intention by any Capital Value Fund shareholder who owns 5% or more of Capital Value Fund's outstanding shares, and, to Capital Value Fund's best knowledge, there is no plan or intention on the part of the remaining Capital Value Fund shareholders, to redeem, sell, exchange or otherwise dispose of a number of Balanced Value Fund Class A, Class B or Class C shares received in the transaction that would reduce Capital Value Fund shareholders' ownership of Balanced Value Fund shares to a number of shares having a value, as of the Closing Date, of less than 50% of the value of all the formerly outstanding Capital Value Fund shares as of the same date. Balanced Value Fund and Capital Value Fund have each represented to PricewaterhouseCoopers LLP, that, as of the Closing Date, it will qualify as a regulated investment company or will meet the diversification test of Section 368(a)(2)(F)(ii) of the Code.

As a condition to the closing of the Reorganization, Balanced Value Fund and Capital Value Fund will receive the opinion of PricewaterhouseCoopers LLP to the effect that, based on the Reorganization Agreement, the above representations, existing provisions of the Code, Treasury Regulations issued thereunder, current Revenue Rulings, Revenue Procedures and court decisions, for Federal income tax purposes:

1. The transactions contemplated by the Reorganization Agreement will qualify as a tax-free "reorganization" within the meaning of Section 368(a)(1)(c) of the Code.

2. Capital Value Fund and Balanced Value Fund will each qualify as "a party to a reorganization" within the meaning of Section 368(b)(2) of the Code.

3. No gain or loss will be recognized by the shareholders of Capital Value Fund upon the distribution of Class A, Class B or Class C shares of Balanced Value Fund to the shareholders of Capital Value Fund pursuant to
      Section 354(a)(1) of the Code.

4. Under Section 361(a) of the Code, no gain or loss will be recognized by Capital Value Fund by reason of the transfer of its assets solely in exchange for Class A, Class B and Class C shares of Balanced Value Fund.

5. Under Section 1032(a) of the Code, no gain or loss will be recognized by Balanced Value Fund by reason of the transfer of Capital Value Fund's assets solely in exchange for Class A, Class B and Class C shares of Balanced Value Fund.

6. The shareholders of Capital Value Fund will have the same tax basis and holding period for the shares of Balanced Value Fund that they receive as they had for Capital Value Fund shares that they previously held, pursuant to Sections 358(a)(1) and 1223(1) of the Code, respectively.

7. The securities transferred by Capital Value Fund to Balanced Value Fund will have the same tax basis and holding period in the hands of Balanced Value Fund as they had for Capital Value Fund, pursuant to Sections 362(b) and 1223(2) of the Code, respectively.

Shareholders of Capital Value Fund should consult their tax advisors regarding the effect, if any, of the Reorganization in light of their individual circumstances. Since the foregoing discussion relates only to the Federal income tax consequences of the Reorganization, shareholders of Capital Value Fund should also consult their tax advisers as to state and local tax consequences, if any, of the Reorganization.






Capitalization Table (Unaudited)

The table below sets forth the capitalization of Capital Value Fund and Balanced
Value Fund and indicates the pro forma combined  capitalization  as of April 30,
1999 as if the Reorganization had occurred on that date.
                                                                       Net Asset
                                                Shares                  Value
                              Net Assets        Outstanding       Per Share
Oppenheimer Quest
Capital Value Fund, Inc.

      Class A           $267,289,307                  7,595,606         $35.19
      Class B           $ 15,279,143                     440,741        $34.67
      Class C           $   4,364,930                    125,826        $34.69

Oppenheimer Quest
Balanced Value Fund
      Class A           $420,269,227                  25,716,338        $16.34
      Class B           $322,232,730                  19,864,869        $16.22
      Class C           $125,442,108                    7,736,499       $16.22

Oppenheimer Quest
Balanced Value Fund
(Pro Forma Surviving Fund)
      Class A           $687,558,534                  42,074,313        $16.34
      Class B           $337,511,873                  20,806,863        $16.22
      Class C           $129,807,038                    8,005,773       $16.21


Reflects the issuance of 16,357,975 Class A shares, 941,994 Class B shares and 269,274 Class C shares of Balanced Value Fund in a tax-free exchange for the net assets of Capital Value Fund, aggregating $286,933,380. The pro forma ratios of expenses to average net assets of Class A, Class B and Class C shares of the surviving Balanced Value Fund are set forth above under "Comparative Fee Tables".

                        COMPARISON BETWEEN
                  CAPITAL VALUE FUND AND BALANCED VALUE FUND

Information about Capital Value Fund and Balanced Value Fund is presented below. In considering whether to approve the Reorganization, shareholders of Capital Value Fund should consider the differences in investment objectives, policies and risks of the funds. Additional information about Balanced Value Fund is set forth in its Prospectus, accompanying this Proxy Statement and Prospectus and incorporated herein by reference, and additional information about both funds is set forth in documents that may be obtained upon request of the transfer agent or upon review at the offices of the SEC. See "Additional Information - Public Information."

Investment Objectives and Policies

Balanced Value Fund

Balanced Value Fund seeks growth of capital by investing mainly in equity securities of issuers that the portfolio manager believes are undervalued in the marketplace. Realization of investment income is a secondary objective of the fund. Under normal market conditions, Balanced Value Fund invests at least 25% of its total assets in equity securities and at least 25% of its total assets in debt securities. As of August 31, 1999, approximately 52% of the fund's assets were invested in equity securities, approximately 31% of the fund's assets were invested in debt securities and the remainder of the fund's assets were invested in cash and cash equivalents.

As discussed below, Capital Value Fund does not seek current income and does not currently invest in debt securities. Shareholders of Capital Value Fund should consider the difference in investment objectives and portfolio holdings in determining whether to approve the Reorganization. Since Balanced Value Fund is required to invest at least 25% of its total assets in debt securities, the fund could experience less long-term capital appreciation than a fund like Capital Value Fund that invests almost exclusively in equity securities. However, due to the balance of stocks and debt securities in the portfolio, Balanced Value Fund may not be subject to the potential for significant price volatility to which Capital Value Fund is subject in the event the stock market declines or a particular holding significantly loses value. With respect to current income, since Balanced Value Fund seeks current income and intends to declare and pay dividends on a quarterly basis, shareholders of the fund could experience certain tax implications that would not be present in a fund that does not pay dividends on a quarterly basis, such as Capital Value Fund.

Equity securities include common stocks and preferred stocks. The fund's investments in debt securities include bonds, debentures, notes, participation interests in loans, convertible securities and U.S. Government securities. The fund may also buy short-term debt instruments, including money market instruments, for liquidity and cash management purposes and may invest without limit in these securities in times of unstable or adverse market or economic conditions.

The portfolio manager allocates Balanced Value Fund's investments among equity and debt securities after assessing the relative values of these different types of investments under prevailing market conditions. Within the parameters for stock and bond investments described above, the portfolio might hold stocks, bonds and money market instruments in different proportions at different times and the portfolio manager may rebalance the investment allocation based on a consideration of valuation of common stocks, debt securities and liquidity needs.

In selecting securities for purchase or sale by the fund, the portfolio manager uses a "value" approach to investing and searches primarily for securities of established companies believed to be undervalued in the marketplace, in relation to factors such as a company's assets, earnings, growth potential and cash flows. The selection process for equity securities includes the following techniques: (i) a "bottom up" analytical approach using fundamental research to focus on particular issuers before considering industry trends; (ii) a search for securities of established companies believed to be undervalued and having a high return on capital, strong management committed to shareholder value and positive cash flows; and (iii) ongoing monitoring of issuers for fundamental changes in the company that might alter the portfolio manager's initial analysis about the security. Balanced Value Fund does not concentrate 25% or more of its investments in any one industry.

Capital Value Fund

Similar to Balanced Value Fund, Capital Value Fund seeks capital appreciation by investing mainly in equity securities of issuers that the portfolio manager believes are undervalued in the marketplace. However, unlike Balanced Value Fund, realization of investment income is not a consideration for the fund. Accordingly, although the fund is permitted to invest without limit in debt securities, it typically does not invest to any significant extent in these securities. As of August 31, 1999, approximately 95% of the fund's assets were invested in equity securities and approximately 5% of the fund's assets were invested in cash and cash equivalents.

The fund may also buy short-term debt instruments, including money market instruments, for liquidity and cash management purposes and may invest without limit in these securities in times of unstable or adverse market or economic conditions.

In selecting securities for purchase or sale by the fund, the portfolio manager uses the same "value" approach to investing that is used by the portfolio manager for Balanced Value Fund, and uses the same selection process for equity securities. Capital Value Fund does not concentrate 25% or more of its investments in any one industry.

Additional information with respect to the funds' investment policies is set forth below. Information about the risks and potential rewards of such investments and investment policies is described above in the section entitled "Principal Risk Factors" and is contained in each fund's respective Prospectus and Statement of Additional Information. Unless stated to apply on an ongoing basis, percentage restrictions set forth below and in "Investment Restrictions" apply only at the time the fund makes an investment, and the fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the fund.





Principal Investment Policies

Stock Investments

As discussed above, both Balanced Value Fund and Capital Value Fund normally invest a substantial portion of their assets in stocks for purposes of capital appreciation or growth opportunities. These securities can be issued by domestic or foreign companies. While the funds do not limit their investments to issuers in a particular capitalization range, the portfolio manager of Balanced Value Fund currently focuses on securities of larger established companies and the portfolio manager of Capital Value Fund currently focuses on mid-size companies. While stocks of mid-size companies may offer greater capital appreciation potential than investments in larger capitalization companies, they generally are less liquid and subject to more abrupt and erratic price movements than larger issues.

At times, the funds may increase the relative emphasis of their investments in the securities of issuers in a particular industry depending upon the portfolio manager's assessment of market and economic conditions. Stocks of issuers in a particular industry may be affected by changes in economic conditions, government regulations, availability of basic resources or other events that affect that industry more than others. To the extent that the fund increases the relative emphasis of its investments in a particular industry, its share prices will fluctuate in response to events affecting that industry.

Both funds may invest in convertible fixed-income securities. Although these securities are debt securities, the funds consider some convertible securities to be "equity equivalents" because of the conversion feature and the security's rating has less impact on the investment decision than in the case of non-convertible securities.

Debt Securities

The funds are permitted to invest any percentage of their assets in debt securities with the requirement that Balanced Value Fund invest at least 25% of its total assets in such securities. As of August 31, 1999, Capital Value did not hold any debt securities. Debt securities are subject to certain risks, including credit risk and interest rate risk as discussed above (see "Principal Risk Factors - Risks of Debt Securities"). The funds may invest up to 25% of their respective assets in high-yield, lower-grade bonds (commonly known as "high yield" or "junk bonds"). Such securities are rated below "investment grade," which means they have a rating lower than "Baa3" by Moody's or lower than "BBB-" by S&P or similar ratings by other rating organizations, or if unrated, are determined by the Sub-Adviser to be of comparable quality to debt securities rated below investment grade. A reduction in the rating of a security after its purchase by the fund will not require the fund to dispose of the security. As of August 31, 1999, Capital Value Fund did not hold debt securities and Balanced Value Fund did not hold securities rated below investment grade.

Both funds may invest in convertible fixed-income securities. These securities are bonds, debentures or notes that may be converted into or exchanged for a prescribed amount of company stock of the same or a different issue within a particular period of time at a specified price or formula. The funds consider some convertible securities to be "equity equivalents" because of the conversion feature and the security's rating has less impact on the investment decision than in the case of non-convertible securities.

For liquidity and cash management purposes, each fund typically invests a part of its assets in various short-term debt securities, including U.S.
Government securities and money market instruments.


Foreign Securities

The funds may purchase foreign securities that are listed on a domestic or foreign securities exchange, traded in domestic or foreign over-the-counter markets or represented by American Depository Receipts, European Depository Receipts or Global Depository Receipts. Although there is no limit to the amount of foreign securities the funds may acquire neither fund invests to a significant extent in foreign securities. Investments in securities of issuers in underdeveloped countries or countries that have emerging markets generally may offer greater potential for gain but involve more risk and may be considered highly speculative. The funds will hold foreign currency only in connection with the purchase or sale of foreign securities.

Portfolio Turnover

A change in the securities held by either fund is known as "portfolio turnover." Balanced Value Fund can engage frequently in short-term trading to try to achieve its objective and has historically experienced portfolio turnover rates in excess of 100%. On the contrary, Capital Value Fund does not engage frequently in short-term trading to try to achieve its objective and as a result, its portfolio turnover has been less than 100% each year. For each fund's portfolio turnover rate, see "Financial Highlights" in each fund's respective Prospectus or Annual Report. An increased portfolio turnover rate, such as that of Balanced Value Fund, creates higher brokerage and transaction costs for the fund, which could reduce its overall performance. Additionally, to the extent Balanced Value Fund sells portfolio securities more frequently than other funds (such as Capital Value Fund), it could be subject to increased capital gains that when realized would be distributed to its shareholders.

Other Investment Strategies

Hedging

Both funds may purchase and sell certain kinds of hedging instruments, including futures contracts, forward contracts, and options. Neither fund currently contemplates using hedging instruments to any significant degree. The funds may use hedging instruments to attempt to protect against declines in the market value of the fund's portfolio, to permit the fund to retain unrealized gains in the value of portfolio securities that have appreciated, or to facilitate selling securities for investment reasons. Balanced Value Fund may not write covered call options or put options with respect to more than 5% of the value of its total assets. Capital Value Fund may write such options on up to 25% of its total assets and is therefore subject to an increased risk of having to sell or buy the underlying investment at a disadvantageous price to the fund. Neither fund may purchase calls or puts in an amount exceeding 5% of its total assets.


Illiquid and Restricted Securities

Both of the funds may invest in illiquid and restricted securities. Investments may be illiquid because of the absence of an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or that cannot be sold publicly until it is registered under the Securities Act of 1933. The funds will not invest more than 15% of their respective net assets in illiquid or restricted securities, including repurchase agreements that have a maturity of longer than seven days and certain over-the-counter options. The funds' percentage limitation on these investments does not apply to certain restricted securities that are eligible for resale to qualified institutional purchasers.


"When-Issued" and "Delayed Delivery" Transactions

Both funds may purchase securities on a "when-issued" basis, and may purchase or sell such securities on a "delayed delivery" basis or on a "firm commitment" basis. These terms refer to securities that have been created and for which a market exists, but which are not available for immediate delivery. During the period between the purchase and settlement, the underlying securities are subject to market fluctuations and no interest accrues prior to delivery of the securities.


Temporary Defensive Investments

In times of unstable market or economic conditions, when the Sub-Adviser determines it appropriate to do so to attempt to reduce fluctuations in the value of the funds' net assets, the funds may assume a temporary defensive position and invest an unlimited amount of assets in U.S. Government securities and money market instruments. At any time that either fund invests for temporary defensive purposes, to the extent of such investments, it is not pursuing its investment objective.


Investing in Small, Unseasoned Companies

Balanced Value Fund may invest up to 5% of its total assets and Capital Value Fund may invest without limit in securities of small, unseasoned companies. These are companies that have been in continuous operation for less than three years, counting the operations of any predecessors. Although these securities may afford greater capital appreciation potential than larger capitalization issues, securities of these companies may have limited liquidity (which means that the fund may have difficulty selling them at an acceptable price when it wants to) and the prices of these securities may be volatile.

Loans of Portfolio Securities

To provide income or raise cash for liquidity purposes, the funds may lend their respective portfolio securities to brokers, dealers and other financial institutions. The fund must receive collateral for a loan. With respect to Capital Value Fund, as a fundamental policy these loans are limited to not more than one-third of the value of the total assets of the fund. The funds presently do not intend to engage in loans of securities. There are some risks in connection with securities lending. The fund might experience a delay in receiving additional collateral to secure a loan or a delay in recovery of the loaned securities.

Warrants and Rights

Warrants basically are options to purchase stock at set prices that are valid for a limited period of time. Rights are similar to warrants but normally have a short duration and are distributed directly by the issuer to its shareholders. Balanced Value Fund may invest up to 5% of its total assets in warrants and rights. Capital Value Fund may not invest more than 5% of its total assets in warrants; this 5% limitation does not apply to warrants Capital Value Fund has acquired as part of units with other securities or that are attached to other securities.

Borrowing

As a fundamental policy, neither fund may borrow money in excess of 33-1/3% (one-third) of the value of its total assets, and further, the funds will not purchase any securities at a time while such borrowings exceed 5% of its total assets and will only borrow from banks as a temporary measure for extraordinary or emergency purposes. This investment technique may subject the funds to greater risks and costs, including the burden of interest expense, an expense the funds would not otherwise incur. The funds can borrow only if each maintains a 300% ratio of assets to borrowings at all times in the manner set forth in the Investment Company Act.

Repurchase Agreements

Each of the funds may enter into repurchase agreements to generate income for liquidity purposes to meet anticipated redemptions, or pending the investment of proceeds from sales of fund shares or settlement of purchases of portfolio investments. Neither of the funds will enter into repurchase agreements that will cause more than 15% of its net assets to be subject to repurchase agreements having a maturity beyond seven days. In a repurchase transaction, the fund buys a security and simultaneously sells it to the vendor for delivery at a future date. Repurchase agreements must be fully collateralized. However, if the vendor fails to pay the resale price on the delivery date, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The funds may also enter into reverse repurchase agreements. Under such agreements, the fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. Reverse repurchase agreements create leverage, a speculative factor, and will be considered borrowings by the fund for purposes of certain percentage limitations on borrowing.

Investment in Other Investment Companies

Each of Balanced Value Fund and Capital Value Fund may invest up to 10% of its total assets in shares of other investment companies and up to 5% of its total assets in any one investment company, as long as each investment does not represent more than 3% of the outstanding voting securities of the acquired investment company. These limitations do not apply in the case of investment company securities which may be purchased as part of a plan of merger, consolidation, reorganization or acquisition. Since the fund would be subject to its ratable share of the other investment company's expenses, it does not expect to make these investments unless in the judgment of the Sub-Adviser the potential investment benefits justify the added costs and expenses. Balanced Value Fund does not presently intend to make these investments.

Investment Restrictions

Both Capital Value Fund and Balanced Value Fund have certain additional investment restrictions that, together with their investment objectives, are fundamental policies, changeable only by shareholder approval. Generally, these investment restrictions are similar between the funds and are discussed below.

Similar investment restrictions that are fundamental policies:

Concentration: Capital Value Fund cannot concentrate its investments in any particular industry, but if deemed appropriate for attaining its investment objective, the fund may invest up to 25% of its total assets (valued at the time of investment) in any one industry classification used by the fund for investment purposes (for this purpose, a foreign government is considered an industry); (this restriction does not apply to U.S. Government securities); Balanced Value Fund has the same restriction.

Borrowing: Neither fund may borrow money in excess of 33-1/3% (one-third) of the value of the its total assets and subject to the other restrictions described in "Borrowing" above.

Real Estate: Capital Value Fund cannot invest in real estate or interests in real estate (including limited partnership interests), but may purchase securities of companies that deal in real estate or interests therein; Balanced Value Fund has the same restriction.

Underwriting: Capital Value Fund cannot underwrite securities of other companies, except insofar as it might be deemed to be an underwriter for purposes of the Securities Act of 1933 in the resale of any securities held in its own portfolio; Balanced Value Fund has the same restriction.

Pledging Assets: Capital Value Fund cannot mortgage, hypothecate or pledge any of its assets except to secure permitted borrowings and in connection with collateral arrangements with respect to options and futures; Balanced Value Fund is permitted to pledge assets in an amount not to exceed 10% of its net assets and accordingly may be subject to increased borrowing ability and consequent increased costs.

Investment in Certain Issuers: Capital Value Fund cannot invest or hold securities of any issuer if its officers and Directors or those of its Manager or Sub-Adviser own more than 2 of 1% of the securities of such issuer and together own more than 5% of the securities of such issuer; Balanced Value Fund has the same restriction.

Investment for Control: Capital Value Fund cannot invest in companies for the primary purpose of exercising control or management thereof; Balanced Value Fund has the same restriction.

Investment in Commodities: Capital Value Fund cannot invest in physical commodities or physical commodity contracts; however, the fund may buy and sell hedging instruments to the extent specified in its Prospectus and Statement of Additional Information and from time to time and may buy and sell options, futures, securities or other instruments backed by, or the investment return from which is linked to changes in the price of, physical commodities; Balanced Value Fund has the same restriction.

Diversification: Capital Value Fund cannot, with respect to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. Government securities issued or guaranteed by the U.S. Government or any agency or instrumentality thereof); Balanced Value Fund has the same restriction.

Issuing Senior Securities: Capital Value Fund cannot issue senior securities, although it can enter into repurchase agreements, lend its portfolio securities and borrow money in accordance with its fundamental policy; Balanced Value Fund has the same restriction.

Loans: Capital Value Fund cannot lend money or property to any person, although it can (i) purchase fixed-income securities, (ii) make loans of portfolio securities in an amount not to exceed one-third of its total assets and (iii) enter into repurchase agreements; Balanced Value Fund cannot make loans to any person or individual except for permitted loans of portfolio securities (and to the extent loans of portfolio securities are not restricted as to amount, Balanced Value Fund could be subject to increased costs and risks).

Set forth below are certain non-fundamental policies and guidelines of the funds changeable without shareholder vote.

Margin and Short Sales: Capital Value Fund cannot purchase securities on margin, or make short sales of securities; Balanced Value Fund has the same restriction but it can make short-term borrowings when necessary for the clearance of purchases of portfolio securities, which could subject Balanced Value Fund to increased costs.

Oil, Gas and Mineral Investment: Capital Value Fund cannot invest in interests in oil, gas or other mineral exploration or development programs or leases although it can invest in securities of companies that invest in or sponsor such programs; Balanced Value Fund has the same restriction.

Description of Brokerage Practices

The brokerage practices of the funds are the same. Brokerage for the funds is allocated subject to the provisions of the funds' investment advisory agreements and Sub-Advisory agreements and internal procedures and rules. Generally, the Sub-Adviser's portfolio traders allocate brokerage based upon recommendations from the fund's portfolio manager. In certain instances, portfolio managers may directly place trades and allocate brokerage. In either case, the Sub-Adviser's executive officers supervise the allocation of brokerage.

Transactions in securities other than those for which an exchange is the primary market are generally done with principals or market makers. In transactions on foreign exchanges, the Fund may be required to pay fixed brokerage commissions and therefore would not have the benefit of negotiated commissions available in U.S. markets. Brokerage commissions are paid primarily for transactions in listed securities or for certain fixed-income agency transactions in the secondary market. Otherwise brokerage commissions are paid only if it appears likely that a better price or execution can be obtained by doing so.

The Sub-Adviser serves as investment manager to a number of clients, including other investment companies, and may in the future act as investment manager or advisor to others. It is the practice of the Sub-Adviser to allocate purchase or sale transactions among the funds and other clients whose assets it manages in a manner it deems equitable. In making those allocations, the Sub-Adviser considers several main factors, including the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the portfolios of the fund and each other client's accounts.

When orders to purchase or sell the same security on identical terms are placed by more than one of the funds and/or other advisory accounts managed by the Sub-Adviser or its affiliates, the transactions are generally executed as received, although a fund or advisory account that does not direct trades to a specific broker (these are called "free trades") usually will have its order executed first. Orders placed by accounts that direct trades to a specific broker will generally be executed after the free trades. All orders placed on behalf of the fund are considered free trades. However, having an order placed first in the market does not necessarily guarantee the most favorable price. Purchases are combined where possible for the purpose of negotiating brokerage commissions. In some cases that practice might have a detrimental effect on the price or volume of the security in a particular transaction for the fund.

Most purchases of debt obligations are principal transactions at net prices. Instead of using a broker for those transactions, the Fund normally deals directly with the selling or purchasing principal or market maker unless the Sub-Adviser determines that a better price or execution can be obtained by using the services of a broker. Purchases of portfolio securities from underwriters include a commission or concession paid by the issuer to the underwriter. Purchases from dealers include a spread between the bid and asked prices. The Fund seeks to obtain prompt execution of these orders at the most favorable net price.

The investment advisory agreement and the Sub-Advisory agreement permit the Manager and the Sub-Adviser to allocate brokerage for research services. The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Sub-Adviser and its affiliates. The investment research received for the commissions of those other accounts may be useful both to the Fund and one or more of the Sub-Adviser's other accounts. Investment research may be supplied to the Sub-Adviser by a third party at the instance of a broker through which trades are placed.

Investment research services include information and analysis on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, information systems, computer hardware and similar products and services. If a research service also assists the Sub-Adviser in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Sub-Adviser in the investment decision-making process may be paid in commission dollars.

The research services provided by brokers broadens the scope and supplements the research activities of the Sub-Adviser. That research provides additional views and comparisons for consideration, and helps the Sub-Adviser to obtain market information for the valuation of securities that are either held in the Fund's portfolio or are being considered for purchase. The Sub-Adviser provides information to the Manager and the Board about the commissions paid to brokers furnishing such services, together with the Sub-Adviser's representation that the amount of such commissions was reasonably related to the value or benefit of such services.

Please refer to the Balanced Value Fund Additional Statement and Capital Value Fund Additional Statement for further information on such fund's brokerage practices.

Expense Ratios and Performance

The ratio of expenses to average annual net assets for Class A, Class B and Class C shares of Capital Value Fund for (i) the fiscal year ended October 31, 1998 was 1.67%, 2.24% and 2.23%, respectively, and (ii) the six-month period ended April 30, 1999 (as annualized) was 1.68%, 2.28% and 2.27%, respectively. These expense ratios for Capital Value Fund do not reflect fee waivers that terminated February 28, 1999 are no longer in effect. The ratio of expenses to average annual net assets for Class A, Class B and Class C shares of Balanced Value Fund for (i) the fiscal year ended October 31, 1998 was 1.55%, 2.15% and 2.15%, respectively, and (ii) for the six-month period ended April 30, 1999 (as annualized) was 1.50%, 2.09% and 2.09%, respectively. Additional information is set forth in "Comparative Fee Tables" above and in Capital Value Fund's Annual Report and Balanced Value Fund's Annual Report, each dated as of October 31, 1998, and Semi-Annual Report for each fund, each dated as of April 30, 1999, that are included in the Statement of Additional Information that is incorporated herein by reference. The performance of the funds for the 1, 3, 5 and 10 year periods, as applicable, ended June 30, 1999 is set forth in Exhibit B.

Set forth in Balanced Value Fund's Prospectus under "The Fund's Past Performance", accompanying this Proxy Statement and Prospectus and incorporated by reference herein, is the following past performance information: (i) a bar chart detailing annual total returns of Class A shares of the fund as of December 31 for each of the full calendar years since the fund's inception on November 1, 1991; and (ii) a table detailing how the average annual total returns of the fund's Class, Class B and Class C shares compare to those of the S&P 500 Index, a broad-based market index. Additional information with respect to Balanced Value Fund's performance during the past fiscal year, including a discussion of factors that materially affected its performance and relevant market conditions, is set forth in Balanced Value Fund's Annual Report dated as of October 31, 1998 that is included in the Statement of Additional Information that is incorporated herein by reference.

Shareholder Services

The policies of Capital Value Fund and Balanced Value Fund with respect to minimum initial investments and subsequent investments by its shareholders are the same. Both Capital Value Fund and Balanced Value Fund offer the following privileges: (i) Right of Accumulation, (ii) Letter of Intent, (iii) reinvestment of dividends and distributions at net asset value, (iv) net asset value purchases by certain individuals and entities, (v) Asset Builder (automatic investment) Plans, (vi) Automatic Withdrawal and Exchange Plans for shareholders who own shares of the fund valued at $5,000 or more, (vii) AccountLink and PhoneLink arrangements, (viii) exchanges of shares for shares of the same class of certain other funds at net asset value, and (ix) telephone redemption and exchange privileges.

Shareholders may purchase shares through OppenheimerFunds AccountLink, which links a shareholder account to an account at a bank or financial institution and enables shareholders to send money electronically between those accounts to perform a number of types of account transactions. This includes the purchase of shares through the automated telephone system (PhoneLink). Exchanges can also be made by telephone, or automatically through PhoneLink. After AccountLink privileges have been established with a bank account, shares may be purchased by telephone in an amount up to $100,000. Shares of either fund may be exchanged for shares of certain OppenheimerFunds at net asset value per share; however, shares of a particular class may be exchanged only for shares of the same class of other OppenheimerFunds. Shareholders of the funds may redeem their shares by written request or by telephone request in an amount up to $50,000 in any seven-day period. Shareholders may arrange to have share redemption proceeds wired to a pre-designated account at a U.S. bank or other financial institution that is an ACH member, through AccountLink. There is no dollar limit on telephone redemption proceeds sent to a bank account when AccountLink has been established. Shareholders may also redeem shares automatically by telephone by using PhoneLink. Shareholders of the funds may also have the Transfer Agent send redemption proceeds of $2,500 or more by Federal Funds wire to a designated commercial bank which is a member of the Federal Reserve wire system. Shareholders of the funds have up to six months to reinvest redemption proceeds of their Class A shares which they purchase subject to a sales charge or their Class B shares on which they paid a contingent deferred sales charge, in Class A shares of the funds or other Oppenheimer funds without paying a sales charge. Each fund may redeem accounts valued at less than $500 if the account has fallen below such stated amount for reasons other than market value fluctuations. Both funds offer Automatic Withdrawal and Automatic Exchange Plans under certain conditions.

Rights of Shareholders

The shares of each fund, including shares of each class, entitle the holder to one vote per share on the election of Trustees of the Trust (as to Balanced Value Fund) or Directors (as to Capital Value Fund), and on all other matters submitted to shareholders of the fund. Each share of the fund represents an interest in the fund proportionately equal to the interest of each other share of the same class and entitles the holder to one vote per share (and a fractional vote for a fractional share) on matters submitted to their vote at shareholder meetings. Shareholders of Capital Value Fund vote together, and shareholders of Balanced Value Fund vote together with the shareholders of other series of the Trust in the aggregate, on certain matters at shareholder meetings, such as the election of Trustees or Directors and ratification of appointment of auditors. Shareholders of a particular series or class vote separately on proposals which affect that series or class, and shareholders of a series or class which are not affected by that matter are not entitled to vote on the proposal. For example, only shareholders of a series, such as Balanced Value Fund, vote exclusively on any material amendment to the investment advisory agreement with respect to the series. Only shareholders of a class of shares vote on certain amendments to the Distribution and Service Plans and Agreements if the amendments affect only that class. The Board of Trustees of the Trust and the Board of Directors of Capital Value Fund are authorized to create new series and classes of series. The Boards may reclassify unissued shares of the funds into additional series or classes of shares. The Boards may also divide or combine the shares of a class into a greater or lesser number of shares without thereby changing the proportionate beneficial interest of a shareholder in each fund. Shares do not have cumulative voting rights or preemptive or subscription rights. Shares may be voted in person or by proxy.

Class A, B and C shares of Capital Value Fund and the Class A, Class B and Class C shares of Balanced Value Fund that Capital Value Fund shareholders will receive in the Reorganization participate equally in the funds' dividends and distributions and in the funds' net assets upon liquidation, after taking into account the different expenses paid by each class. Distributions and dividends for each class will be different, and Class B and Class C dividends and distributions will be lower than Class A.

It is not contemplated that the Trust or Capital Value Fund will hold regular annual meetings of shareholders. Under the Investment Company Act, shareholders of Capital Value Fund do not have rights of appraisal as a result of the transactions contemplated by the Reorganization Agreement. However, they have the right at any time prior to the consummation of such transaction to redeem their shares at net asset value, less any applicable contingent deferred sales charge. Shareholders of both of the funds have the right, under certain circumstances, to remove a Trustee or Director, as the case may be, and will be assisted in communicating with other shareholders for such purpose.

Balanced Value Fund is a series of the Trust, which is organized as a Massachusetts business trust. Under certain circumstances, shareholders of Balanced Value Fund may be held personally liable as partners for the fund=s obligations, however, under the Declaration of Trust governing the Trust and Balanced Value Fund, such a shareholder is entitled to certain indemnification rights and the risk of a shareholder incurring any such loss is limited to the remote circumstances in which the fund is unable to meet its obligations. Capital Value Fund is a corporation organized under the laws of the State of Maryland. As a general matter, shareholders of a corporation will not be liable to the corporation or its creditors with respect to their interests in the corporation as long as their shares have been paid for and the requisite corporate formalities have been observed, both in the organization of the corporation and in the conduct of its business.

Organization and History

The Trust, Oppenheimer Quest For Value Funds, was organized in April 1987 as a multi-series Massachusetts business trust with an unlimited number of shares of beneficial interest and Balanced Value Fund is a diversified open-end management investment company that is a series of the Trust.

Capital Value Fund is an open-end, diversified management investment company organized as a Maryland corporation in 1986. Capital Value Fund commenced its operations on February 13, 1987 as a closed-end investment company with a "dual-purpose" structure. The fund originally had two objectives: (1) long-term capital appreciation and preservation of capital, and (2) current income and long-term growth of income. The fund originally had common stock, denominated as "capital shares," and preferred stock, denominated as "income shares." Under Capital Value Fund's original dual-purpose structure, the capital shares were entitled to all of the fund's gains and losses on its assets, and no fund expenses were allocated to those shares. The income shares were entitled to all of the Fund's income and bore all of the Fund's operating expenses. The income shares were redeemed on January 31, 1997, and the fund's dual-purpose structure was terminated. On March 3, 1997, the fund was converted to an open-end management investment company with a single investment objective of capital appreciation. The outstanding capital shares of the fund were re-denominated as Class A shares of common stock, which bear their allocable share of fund expenses.

The Manager acts as investment adviser to the funds, the Sub-Adviser acts as sub-adviser to the funds and the portfolio managers for the funds are employed by the Sub-Adviser. The Trustees and officers of the Trust and the Directors and officers of Capital Value Fund are the same, and oversee the Manager, the Sub-Adviser and the portfolio managers.

Management and Distribution Arrangements

The Manager, located at Two World Trade Center, New York, New York 10048-0203, acts as the investment adviser to both Capital Value Fund and Balanced Value Fund. The terms and conditions of the investment advisory agreement for each fund are substantially the same except for the management fee rate. The monthly management fee payable to the Manager by each fund is set forth under "Synopsis
- Investment Advisory and Distribution and Service Plan Fees" along with the fees paid by the Manager to the Sub-Adviser for the funds. The 12b-1 Distribution and Service Plan fees paid by the funds with respect to Class A, Class B and Class C shares are also set forth above under "Synopsis - Investment Advisory and Distribution and Service Plan Fees."

Pursuant to each investment advisory agreement, the Manager acts as the investment adviser for the funds and supervises the investment program of the funds. The investment advisory agreements state that the Manager will provide administrative services for the funds, including completion and maintenance of records, preparation and filing of reports required by the SEC, reports to shareholders, and composition of proxy statements and registration statements required by Federal and state securities laws. Further, the Manager has agreed to furnish the funds with office space, facilities and equipment and arrange for its employees to serve as officers of the Trust (as to Balanced Fund) and Capital Value Fund. The administrative services to be provided by the Manager under the investment advisory agreement will be at its own expense.

The Sub-Adviser acts as the sub-adviser to the funds pursuant to the terms of a subadvisory agreement between the Manager and the Sub-Adviser for each fund. The Sub-Adviser or its parent previously acted as the investment adviser to the funds prior to November 22, 1995 (as to Balanced Value Fund) and prior to February 28, 1997 (as to Capital Value Fund) . The terms and conditions of the sub-advisory agreements for each fund are substantially the same. The subadvisory agreements provide that the Sub-Adviser will regularly provide investment advice with respect to the funds, invest and reinvest cash, securities and the property comprising the assets of each fund and perform such other duties and responsibilities as are set forth in its contract with the Manager. The Manager, not the funds, pays the Sub-Adviser.

Expenses not expressly assumed by the Manager under each fund's advisory agreement or by the Distributor under the General Distributor's Agreement are paid by the funds. The investment advisory agreements list examples of expenses paid by the funds, the major categories of which relate to interest, taxes, brokerage commissions, fees to certain Trustees or Directors, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs. The management fee paid by Capital Value Fund for the fiscal year ended October 31, 1998 was $2,223,087 (after giving effect to a management fee waiver that terminated on February 28, 1999). The management fee paid by Balanced Value Fund for the fiscal year ended October 31, 1998 was $1,306,652. During the fiscal year ended October 31, 1998, Balanced Value Fund also paid or accrued accounting service fees to the Manager in the amount of $55,000; the Manager has agreed to eliminate the accounting service fee for fiscal years commencing on or after November 1, 1998.

The investment advisory agreement for Capital Value Fund provides that the Manager will waive a portion of its advisory fee for a two-year period that ended February 28, 1999. The fee waiver, which is no longer in effect, provided that the Manager waived the portion of its fee equal to 0.15% of the first $200 million of average annual net assets, 0.40% of the next $200 million, 0.30% of the next $400 million and 0.25% of average annual net assets over $800 million.

The investment advisory agreement provides that in the absence of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or reckless disregard for its obligations and duties under the advisory agreement, the Manager is not liable for any loss resulting from good faith errors or omissions on its part with respect to any of its duties thereunder. The investment advisory agreement permits the Manager to act as investment adviser for any other person, firm or corporation and to use the name "Oppenheimer" or "Quest For Value" in connection with its other investment companies for which it may act as an investment adviser or general distributor. If the Manager shall no longer act as investment adviser to a fund, the right of the fund to use "Oppenheimer" or "Quest For Value" as part of its name may be withdrawn.

The Manager is controlled by Oppenheimer Acquisition Corp., a holding company owned in part by senior management of the Manager and ultimately controlled by Massachusetts Mutual Life Insurance Company, a mutual life insurance company that also advises pension plans and investment companies. The Manager has operated as an investment company adviser since 1959. The Manager and its affiliates currently advise investment companies with combined net assets aggregating over $115.6 billion as of June 30, 1999, with more than 5.5 million shareholder accounts. OppenheimerFunds Services, a division of the Manager, acts as transfer and shareholder servicing agent for Capital Value Fund and Balanced Value Fund and for certain other open-end funds managed by the Manager and its affiliates; for its services, the funds pay the transfer agent an annual maintenance fee for each fund shareholder account and reimburse the transfer agent for its out of pocket expenses.

The Sub-Adviser is a majority owned subsidiary of Oppenheimer Capital, a registered investment advisor, whose employees perform all investment advisory services provided to the funds by the Sub-Adviser. On November 4, 1997, PIMCO Advisors L.P. ("PIMCO Advisors"), a registered investment adviser with $125 billion in assets under management through various subsidiaries and affiliates, acquired control of Oppenheimer Capital and the Sub-Adviser. On November 5, 1997, the new Sub-Advisory Agreement between the Sub-Adviser and the Manager became effective. On November 30, 1997, Oppenheimer Capital merged with a subsidiary of PIMCO Advisors and, as a result, Oppenheimer Capital and the Sub-Adviser became indirect wholly-owned subsidiaries of PIMCO Advisors. PIMCO Advisors has two general partners: PIMCO Partners, G.P., a California general partnership ("PIMCO GP"), and PIMCO Advisors Holdings L.P. (formerly Oppenheimer Capital, L.P.), an NYSE-listed Delaware limited partnership of which PIMCO GP is the sole general partner.

PIMCO GP beneficially owns or controls (through its general partner interest in Oppenheimer Capital, L.P.) greater than 80% of the units of limited partnership ("Units") of PIMCO Advisors. PIMCO GP has two general partners. The first of these is Pacific Investment Management Company, a wholly-owned subsidiary of Pacific Financial Asset Management Company, which is a direct subsidiary of Pacific Life Insurance Company ("Pacific Life").

The managing general partner of PIMCO GP is PIMCO Partners L.L.C. ("PPLLC"), a California limited liability company. PPLLC's members are the Managing Directors (the "PIMCO Managers") of Pacific Investment Management Company, a subsidiary of PIMCO Advisors (the "PIMCO Subpartnership"). The PIMCO
Managers are: William H. Gross, Dean S. Meiling, James F. Muzzy, William F. Podlich, III, Brent R. Harris, John L. Hague, William S. Thompson Jr., William C. Powers, David H. Edington, Benjamin Trosky, William R. Benz, II and Lee R. Thomas, III.

PIMCO Advisors is governed by a Management Board, which consists of sixteen members, pursuant to a delegation by its general partners. PIMCO GP has the power to designate up to nine members of the Management Board and the PIMCO Subpartnership, of which the PIMCO Managers are the Managing Directors, has the power to designate up to two members. In addition, PIMCO GP, as the controlling general partner of PIMCO Advisors, has the power to revoke the delegation to the Management Board and exercise control of PIMCO Advisors. As a result, Pacific Life and/or the PIMCO Managers may be deemed to control PIMCO Advisors. Pacific Life and the PIMCO Managers disclaim such control.

The Distributor, under a General Distributor's Agreement for each of the funds, acts as the principal underwriter in the continuous public offering of Class A, Class B and Class C shares of each fund but is not obligated to sell a specific number of shares. Expenses normally attributable to sales, including advertising and the cost of printing and mailing Prospectuses, other than those furnished to existing shareholders, are borne by the Distributor. For the fiscal year ended October 31, 1998, sales charges on sales of Class A shares totaled $330,196 for Capital Value Fund and $573,438 for Balanced Value Fund, of which $99,219 and $164,302, respectively, was retained by the Distributor or an affiliated broker. For the fiscal year ended October 31, 1998, sales charges advanced to dealers by the Distributor on sales of (i) Capital Value Fund's Class A, Class B and Class C shares totaled $27,620, $291,004 and $22,732, respectively, and (ii) Balanced Value Fund's Class A, Class B and Class C shares totaled $53,578, $912,720 and $103,768. For additional information about distribution of the funds' shares and the payments made by the funds to the Distributor in connection with such activities, please refer to "Distribution and Service Plans," in the Balanced Value Fund Additional Statement and Capital Value Fund Additional Statement.

Purchase of Additional Shares

Class A shares of Capital Value Fund and Class A shares of Balanced Value Fund generally may be purchased with an initial sales charge of 5.75% for purchases of less than $25,000. The sales charge of 5.75% is reduced for purchases of either fund's Class A shares of $25,000 or more. For purchases of $1 million or more ($500,000 or more for purchases by certain retirement plan accounts), if those shares are redeemed within 12 calendar months of the end of the calendar month of their purchase, a contingent sales charge may be deducted from the redemption proceeds. Class B shares of the funds are sold at net asset value without an initial sales charge, however, if Class B shares are redeemed within six years of the end of the calendar month of their purchase, a contingent deferred sales charge may be deducted of up to 5%, depending upon how long such shares had been held. Class C shares may be purchased without an initial sales charge, but if sold within 12 months of buying them, a contingent deferred sales charge of 1% may be deducted.

The initial sales charge and contingent deferred sales charge on Class A, Class B and Class C shares of Balanced Value Fund will only affect shareholders of Capital Value Fund to the extent that they desire to make additional purchases of shares of Balanced Value Fund in addition to the shares which they will receive as a result of the Reorganization. The Class A, Class B and Class C shares to be issued under the Reorganization Agreement will be issued by Balanced Value Fund at net asset value. Future dividends and capital gain distributions of Balanced Value Fund, if any, may be reinvested without sales charge. The contingent deferred sales charge for each class of shares for both funds is the same. If Class A, Class B or Class C shares of Capital Value Fund are currently subject to a contingent deferred sales charge, the Balanced Value Fund shares issued in the Reorganization will continue to be subject to the same contingent deferred sales charge. Any Capital Value Fund shareholder who is entitled to a reduced sales charge on additional purchases by reason of a Letter of Intent or Right of Accumulation based upon holdings of shares of Capital Value Fund will continue to be entitled to a reduced sales charge on any future purchase of shares of Balanced Value Fund.

Dividends and Distributions

The funds declare dividends from net investment income on an annual basis and normally pay those dividends to shareholders following the end of their respective fiscal years (October 31). The funds may also make distributions annually in December out of any net short-term or long-term capital gains, and may make supplemental distributions of dividends and capital gains following its fiscal year. Dividends are paid separately for each class of shares and normally, the dividends on Class A shares are generally expected to be higher than for Class B and Class C shares because the expenses allocable to Class B and Class C shares will generally be higher than for Class A. There is no fixed dividend rate for either fund and there can be no assurance that either fund will pay any dividends or distributions.

                   METHOD OF CARRYING OUT THE REORGANIZATION

The consummation of the transactions contemplated by the Reorganization Agreement is contingent upon the approval of the Reorganization by the shareholders of Capital Value Fund and the receipt of the opinions and certificates set forth in Sections 10 and 11 of the Reorganization Agreement and the occurrence of the events described in those Sections. Under the Reorganization Agreement, all the assets of Capital Value Fund, excluding the Cash Reserve, will be delivered to Balanced Value Fund in exchange for Class A, Class B and Class C shares of Balanced Value Fund. The Cash Reserve to be retained by Capital Value Fund will be sufficient in the discretion of the Board for the payment of Capital Value Fund's liabilities, and Capital Value Fund's expenses of liquidation.

Assuming the shareholders of Capital Value Fund approve the Reorganization, the actual exchange of assets is expected to take place on November 12, 1999, or as soon thereafter as is practicable (the "Closing Date") on the basis of net asset values as of the close of business on the business day preceding the Closing Date (the "Valuation Date"). Under the Reorganization Agreement, all redemptions of shares of Capital Value Fund shall be permanently suspended at the close of business on the Valuation Date; only redemption requests received in proper form on or prior to the close of business on that date shall be fulfilled by it; redemption requests received by Capital Value Fund after that date will be treated as requests for redemptions of Class A, Class B and Class C shares of Balanced Value Fund to be distributed to the shareholders requesting redemption. The exchange of assets for shares will be done on the basis of the per share net asset value of the Class A, Class B and Class C shares of Balanced Value Fund, and the value of the assets of Capital Value Fund to be transferred as of the close of business on the Valuation Date, valued in the manner used by Balanced Value Fund in the valuation of assets. Balanced Value Fund is not assuming any of the liabilities of Capital Value Fund, except for portfolio securities purchased which have not settled and outstanding shareholder redemption and dividend checks.

The net asset value of the shares transferred by Balanced Value Fund to Capital Value Fund will be the same as the value of the assets received by Balanced Value Fund. For example, if, on the Valuation Date, Capital Value Fund were to have securities with a market value of $95,000 and cash in the amount of $10,000 (of which $5,000 was to be retained by it as the Cash Reserve), the value of the assets which would be transferred to Balanced Value Fund would be $100,000. If the net asset value per share of Balanced Value Fund were $10 per share at the close of business on the Valuation Date, the number of shares to be issued would be 10,000 ($100,000 ) $10). These 10,000 shares of Balanced Value Fund would be distributed to the former shareholders of Capital Value Fund. This example is given for illustration purposes only and does not bear any relationship to the dollar amounts or shares expected to be involved in the Reorganization.

In conjunction with the Closing Date, Capital Value Fund will distribute on a pro rata basis to its shareholders of record on the Valuation Date the Class A, Class B and Class C shares of Balanced Value Fund received by Capital Value Fund at the closing, in liquidation of the outstanding shares of Capital Value Fund, and the outstanding shares of Capital Value Fund will be canceled. To assist Capital Value Fund in this distribution, Balanced Value Fund will, in accordance with a shareholder list supplied by Capital Value Fund, cause its transfer agent to credit and confirm an appropriate number of shares of Balanced Value Fund to each shareholder of Capital Value Fund. Certificates for Class A shares of Balanced Value Fund will be issued upon written request of a former shareholder of Capital Value Fund but only for whole shares with fractional shares credited to the name of the shareholder on the books of Balanced Value Fund and only of shares represented by certificates are delivered for cancellation. Former Class A shareholders of Capital Value Fund who wish certificates representing their shares of Balanced Value Fund must, after receipt of their confirmations, make a written request to OppenheimerFunds Services, P.O. Box 5270, Denver, Colorado 80217. Shareholders of Capital Value Fund holding certificates representing their shares will not be required to surrender their certificates to anyone in connection with the Reorganization. After the Reorganization, however, it will be necessary for such shareholders to surrender such certificates in order to redeem, transfer, pledge or exchange any shares of Balanced Value Fund.

Under the Reorganization Agreement, within one year after the Closing Date, Capital Value Fund shall: (a) either pay or make provision for all of its debts and taxes; and (b) either (i) transfer any remaining amount of the Cash Reserve to Balanced Value Fund, if such remaining amount is not material (as defined below) or (ii) distribute such remaining amount to the shareholders of Capital Value Fund who were such on the Valuation Date. Such remaining amount shall be deemed to be material if the amount to be distributed, after deducting the estimated expenses of the distribution, equals or exceeds one cent per share of the number of Capital Value Fund shares outstanding on the Valuation Date. Within one year after the Closing Date, Capital Value Fund will complete its liquidation.

Under the Reorganization Agreement, either Capital Value Fund or Balanced Value Fund may abandon and terminate the Reorganization Agreement without liability if the other party breaches any material provision of the Reorganization Agreement or, if prior to the closing, any legal, administrative or other proceeding shall be instituted or threatened (i) seeking to restrain or otherwise prohibit the transactions contemplated by the Reorganization Agreement and/or (ii) asserting a material liability of either party, which proceeding or liability has not been terminated or the threat thereto removed prior to the Closing Date.

In the event that the Reorganization is not consummated for any reason, the Board will consider and may submit to the shareholders of Capital Value Fund other alternatives.


                            ADDITIONAL INFORMATION

Financial Information

The Reorganization will be accounted for by the surviving fund in its financial statements similar to a pooling without restatement. Further financial information as to Capital Value Fund is contained in its current Prospectus, which is available without charge from OppenheimerFunds Services, the Transfer Agent, P.O. Box 5270, Denver, Colorado 80217, and in its Annual Report as of October 31, 1998, both of which are included in the Additional Statement. Financial information for Balanced Value Fund is contained in its current Prospectus accompanying this Proxy Statement and Prospectus and in its Annual Report as of October 31, 1998 which is included in the Additional Statement.






Public Information

Additional information about Capital Value Fund and Balanced Value Fund is available, as applicable, in the following documents: (i) Balanced Value Fund's Prospectus dated February 19, 1999 accompanying this Proxy Statement and
Prospectus and incorporated herein by reference; (ii) Capital Value Fund's Prospectus dated February 26, 1999, which may be obtained without charge by writing to OppenheimerFunds Services, P.O. Box 5270, Denver, Colorado 80217;
(iii) Balanced Value Fund's Annual Report as of October 31, 1998 and Semi-Annual Report as of April 30, 1999, which may be obtained without charge by writing to OppenheimerFunds Services at the address indicated above; and (iv) Capital Value Fund's Annual Report as of October 31, 1998 and Semi-Annual Report as of April 30, 1999, which may be obtained without charge by writing to OppenheimerFunds Services at the address indicated above. The documents set forth in (ii), (iii) and (iv) above are included in the Additional Statement and the Additional Statement is incorporated herein by reference. All of the foregoing documents may be obtained by calling the toll-free number on the cover of this Proxy Statement and Prospectus.

Additional information about the following matters is contained in the Additional Statement which includes the Balanced Value Fund Additional Statement, Capital Value Fund's Prospectus and the Capital Value Fund Additional
Statement: the organization and operation of Balanced Value Fund and Capital Value Fund; more information on investment policies, practices and risks; information about the Trust and Capital Value Fund=s respective Boards, officers and portfolio managers and their responsibilities; a further description of the services provided by Balanced Value Fund's and Capital Value Fund's investment adviser, sub-adviser, distributor, and transfer and shareholder servicing agent; dividend policies; tax matters; an explanation of the method of determining the offering price of the shares and/or contingent deferred sales charges, as applicable of Class A, Class B and Class C shares of Balanced Value Fund and Capital Value Fund; purchase, redemption and exchange programs; the different expenses paid by each class of shares; and distribution arrangements.

Capital Value Fund and the Trust, on behalf of Balanced Value Fund, are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and in accordance therewith, file reports and other information with the SEC. Proxy material, reports and other information about Capital Value Fund and Balanced Value Fund which are of public record can be inspected and copied at public reference facilities maintained by the SEC in Washington, D.C. and certain of its regional offices, and copies of such materials can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549.






                                OTHER BUSINESS

Management of Capital Value Fund knows of no business other than the matters specified above which will be presented at the Meeting. Since matters not known at the time of the solicitation may come before the Meeting, the proxy as solicited confers discretionary authority with respect to such matters as properly come before the Meeting, including any adjournment or adjournments thereof, and it is the intention of the persons named as attorneys-in-fact in the proxy to vote this proxy in accordance with their judgment on such matters.


By Order of the Board of Directors


Andrew J. Donohue, Secretary

September 13, 1999                                                           835








   EXHIBIT A

                            AGREEMENT AND PLAN OF REORGANIZATION



     AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") dated as of August 3, 1999 by and between Oppenheimer Quest For Value Funds, a Massachusetts business trust (the "Trust") on behalf of its series, Oppenheimer Quest Balanced Value Fund ("Balanced Value Fund"), and Oppenheimer Quest Capital Value Fund, Inc. ("Capital Value Fund"), a Maryland Corporation.

                              W I T N E S S E T H:

     WHEREAS, the parties are each open-end investment companies of the management type; and

     WHEREAS, the parties hereto desire to provide for the reorganization pursuant to Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "Code"), of Capital Value Fund through the acquisition by Balanced Value Fund of substantially all of the assets of Capital Value Fund in exchange for the voting shares of beneficial interest ("shares") of Class A, Class B and Class C of Balanced Value Fund and the assumption by Balanced Value Fund of certain liabilities of Capital Value Fund, which Class A, Class B and Class C shares of Balanced Value Fund are to be distributed by Capital Value Fund pro rata to its shareholders in complete liquidation of Capital Value Fund and complete cancellation of its shares;

     NOW, THEREFORE, in consideration of the mutual promises herein contained, the parties hereto agree as follows:

     1. The parties hereto hereby adopt this Agreement and Plan of Reorganization (the "Agreement") pursuant to Section 368(a)(1) of the Code as follows: The reorganization will be comprised of the acquisition by Balanced Value Fund of substantially all of the assets of Capital Value Fund in exchange for Class A, Class B and Class C shares of Balanced Value Fund and the assumption by Balanced Value Fund of certain liabilities of Capital Value Fund, followed by the distribution of such Class A, Class B and Class C shares of Balanced Value Fund to the Class A, Class B and Class C shareholders of Capital Value Fund in exchange for their Class A, Class B and Class C shares of Capital Value Fund, all upon and subject to the terms of the Agreement hereinafter set forth.

     The share transfer books of Capital Value Fund will be permanently closed at the close of business on the Valuation Date (as hereinafter defined) and only redemption requests received in proper form on or prior to the close of business on the Valuation Date shall be fulfilled by Capital Value Fund; redemption requests received by Capital Value Fund after that date shall be treated as requests for the redemption of the shares of Balanced Value Fund to be distributed to the shareholder in question as provided in Section 5 hereof.

     2. On the Closing Date (as hereinafter defined), all of the assets of Capital Value Fund on that date, excluding a cash reserve (the "Cash Reserve") to be retained by Capital Value Fund sufficient in its discretion for the payment of the expenses of Capital Value Fund's dissolution and its liabilities, but not in excess of the amount contemplated by Section 10E, shall be delivered as provided in Section 8 to Balanced Value Fund, in exchange for and against delivery to Capital Value Fund on the Closing Date of a number of Class A, Class B and Class C shares of Balanced Value Fund, having an aggregate net asset value equal to the value of the assets of Capital Value Fund so transferred and delivered.

     3. The net asset value of Class A, Class B and Class C shares of Balanced Value Fund and the value of the assets of Capital Value Fund to be transferred shall in each case be determined as of the close of business of The New York Stock Exchange on the Valuation Date. The computation of the net asset value of the Class A, Class B and Class C shares of Balanced Value Fund and the Class A, Class B and Class C shares of Capital Value Fund shall be done in the manner used by Balanced Value Fund and Capital Value Fund, respectively, in the computation of such net asset value per share as set forth in their respective prospectuses. The methods used by Balanced Value Fund in such computation shall be applied to the valuation of the assets of Capital Value Fund to be transferred to Balanced Value Fund.

     Capital Value Fund shall declare and pay, immediately prior to the Valuation Date, a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to Capital Value Fund's shareholders all of Capital Value Fund's investment company taxable income for taxable years ending on or prior to the Closing Date (computed without regard to any dividends paid) and all of its net capital gain, if any, realized in taxable years ending on or prior to the Closing Date (after reduction for any capital loss carry-forward).

     4. The closing (the "Closing") shall be at the offices of OppenheimerFunds, Inc. (the "Agent"), Two World Trade Center, 34th Floor, New York, New York 10048, at 4:00 P.M. New York time on November 12, 1999 or at such other time or place as the parties may designate or as provided below (the "Closing Date"). The business day preceding the Closing Date is herein referred to as the "Valuation Date."

     In the event that on the Valuation Date either party has, pursuant to the Investment Company Act of 1940, as amended (the "Act"), or any rule, regulation or order thereunder, suspended the redemption of its shares or postponed payment therefore, the Closing Date shall be postponed until the first business day after the date when both parties have ceased such suspension or postponement; provided, however, that if such suspension shall continue for a period of 60 days beyond the Valuation Date, then the other party to the Agreement shall be permitted to terminate the Agreement without liability to either party for such termination.

     5.In conjunction with the Closing, Capital Value Fund shall distribute on a pro rata basis to the shareholders of Capital Value Fund as of the Valuation Date the Class A, Class B and Class C shares of Balanced Value Fund received by Capital Value Fund on the Closing Date in exchange for the assets of Capital Value Fund in complete liquidation of Capital Value Fund; for the purpose of the distribution by Capital Value Fund of Class A, Class B and Class C shares of Balanced Value Fund to Capital Value Fund's shareholders, Balanced Value Fund will promptly cause its transfer agent to: (a) credit an appropriate number of Class A, Class B and Class C shares of Balanced Value Fund on the books of Balanced Value Fund to each Class A, Class B and Class C shareholder of Capital Value Fund in accordance with a list (the "Shareholder List") of Capital Value Fund shareholders received from Capital Value Fund; and (b) confirm an appropriate number of Class A, Class B and Class C shares of Balanced Value Fund to each Class A, Class B and Class C shareholder of Capital Value Fund; certificates for Class A, Class B and Class C shares of Balanced Value Fund will be issued upon written request of a former shareholder of Capital Value Fund but only for whole shares, with fractional shares credited to the name of the shareholder on the books of Balanced Value Fund.

     The Shareholder List shall indicate, as of the close of business on the Valuation Date, the name and address of each shareholder of Capital Value Fund, indicating his or her share balance. Capital Value Fund agrees to supply the Shareholder List to Balanced Value Fund not later than the Closing Date. Shareholders of Capital Value Fund holding certificates representing their shares shall not be required to surrender their certificates to anyone in connection with the reorganization. After the Closing Date, however, it will be necessary for such shareholders to surrender their certificates in order to redeem, transfer or pledge the shares of Balanced Value Fund which they received.

     6. Within one year after the Closing Date, Capital Value Fund shall (a) either pay or make provision for payment of all of its liabilities and taxes, and (b) either (i) transfer any remaining amount of the Cash Reserve to Balanced Value Fund, if such remaining amount (as reduced by the estimated cost of distributing it to shareholders) is not material (as defined below) or (ii) distribute such remaining amount to the shareholders of Capital Value Fund on the Valuation Date. Such remaining amount shall be deemed to be material if the amount to be distributed, after deduction of the estimated expenses of the distribution, equals or exceeds one cent per share of Capital Value Fund outstanding on the Valuation Date.

     7. Prior to the Closing Date, there shall be coordination between the parties as to their respective portfolios so that, after the Closing, Balanced Value Fund will be in compliance with all of its investment policies and restrictions. At the Closing, Capital Value Fund shall deliver to Balanced Value Fund two copies of a list setting forth the securities then owned by Capital Value Fund. Promptly after the Closing, Capital Value Fund shall provide Balanced Value Fund a list setting forth the respective federal income tax bases thereof.

     8. Portfolio securities or written evidence acceptable to Balanced Value Fund of record ownership thereof by The Depository Trust Company or through the Federal Reserve Book Entry System or any other depository approved by Capital Value Fund pursuant to Rule 17f-4 and Rule 17f-5 under the Act shall be endorsed and delivered, or transferred by appropriate transfer or assignment documents, by Capital Value Fund on the Closing Date to Balanced Value Fund, or at its direction, to its custodian bank, in proper form for transfer in such condition as to constitute good delivery thereof in accordance with the custom of brokers and shall be accompanied by all necessary state transfer stamps, if any. The cash delivered shall be in the form of certified or bank cashiers' checks or by bank wire or intra-bank transfer payable to the order of Balanced Value Fund for the account of Balanced Value Fund. Class A, Class B and Class C shares of Balanced Value Fund representing the number of Class A, Class B and Class C shares of Balanced Value Fund being delivered against the assets of Capital Value Fund, registered in the name of Capital Value Fund, shall be transferred to Capital Value Fund on the Closing Date. Such shares shall thereupon be assigned by Capital Value Fund to its shareholders so that the shares of Balanced Value Fund may be distributed as provided in Section 5.

     If, at the Closing Date, Capital Value Fund is unable to make delivery under this Section 8 to Balanced Value Fund of any of its portfolio securities or cash for the reason that any of such securities purchased by Capital Value Fund, or the cash proceeds of a sale of portfolio securities, prior to the Closing Date have not yet been delivered to it or Capital Value Fund's custodian, then the delivery requirements of this Section 8 with respect to said undelivered securities or cash will be waived and Capital Value Fund will deliver to Balanced Value Fund by or on the Closing Date with respect to said undelivered securities or cash executed copies of an agreement or agreements of assignment in a form reasonably satisfactory to Balanced Value Fund, together with such other documents, including a due bill or due bills and brokers' confirmation slips as may reasonably be required by Balanced Value Fund.

     9. Balanced Value Fund shall not assume the liabilities (except for portfolio securities purchased which have not settled and for shareholder redemption and dividend checks outstanding) of Capital Value Fund, but Capital Value Fund will, nevertheless, use its best efforts to discharge all known liabilities, so far as may be possible, prior to the Closing Date. The cost of printing and mailing the proxies and proxy statements will be borne by Capital Value Fund. Capital Value Fund and Balanced Value Fund will bear the cost of their respective tax opinion. Any documents such as existing prospectuses or annual reports that are included in that mailing will be a cost of the fund issuing the document. Any other out-of-pocket expenses of Balanced Value Fund and Capital Value Fund associated with this reorganization, including legal, accounting and transfer agent expenses, will be borne by Capital Value Fund and Balanced Value Fund, respectively, in the amounts so incurred by each.

     10. The obligations of Balanced Value Fund hereunder shall be subject to the following conditions:

     A. The Board of Directors of Capital Value Fund shall have authorized the execution of the Agreement, and the shareholders of Capital Value Fund shall have approved the Agreement and the transactions contemplated hereby, and Capital Value Fund shall have furnished to Balanced Value Fund copies of resolutions to that effect certified by the Secretary or the Assistant Secretary of Capital Value Fund; such shareholder approval shall have been by the affirmative vote required by the Maryland General Corporation Law at a meeting for which proxies have been solicited by the Proxy Statement and Prospectus (as hereinafter defined).

     B. Balanced Value Fund shall have received an opinion dated the Closing Date of counsel to Capital Value Fund, to the effect that (i) Capital Value Fund is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland with full corporate powers to carry on its business as then being conducted and to enter into and perform the Agreement (Maryland counsel may be relied upon for this opinion); and (ii) that all action necessary to make the Agreement, according to its terms, valid, binding and enforceable on Capital Value Fund and to authorize effectively the transactions contemplated by the Agreement have been taken by Capital Value Fund.

     C. The representations and warranties of Capital Value Fund contained herein shall be true and correct at and as of the Closing Date, and Balanced Value Fund shall have been furnished with a certificate of the President, or a Vice President, or the Secretary or the Assistant Secretary or the Treasurer of Capital Value Fund, dated the Closing Date, to that effect.

     D. On the Closing Date, Capital Value Fund shall have furnished to Balanced Value Fund a certificate of the Treasurer or Assistant Treasurer of Capital Value Fund as to the amount of the capital loss carry-over and net unrealized appreciation or depreciation, if any, with respect to Capital Value Fund as of the Closing Date.

     E. The Cash Reserve shall not exceed 10% of the value of the net assets, nor 30% in value of the gross assets, of Capital Value Fund at the close of business on the Valuation Date.

     F. A Registration Statement on Form N-14 filed by Balanced Value Fund under the Securities Act of 1933, as amended (the "1933 Act"), containing a preliminary form of the Proxy Statement and Prospectus, shall have become effective under the 1933 Act not later than September 15, 1999.

     G. On the Closing Date, Balanced Value Fund shall have received a letter of Andrew J. Donohue or other senior executive officer of OppenheimerFunds, Inc. acceptable to Balanced Value Fund, stating that nothing has come to his or her attention which in his or her judgment would indicate that as of the Closing Date there were any material, actual or contingent liabilities of Capital Value Fund arising out of litigation brought against Capital Value Fund or claims asserted against it, or pending or to the best of his or her knowledge threatened claims or litigation not reflected in or apparent from the most recent audited financial statements and footnotes thereto of Capital Value Fund delivered to Balanced Value Fund. Such letter may also include such additional statements relating to the scope of the review conducted by such person and his or her responsibilities and liabilities as are not unreasonable under the circumstances.

     H. Balanced Value Fund shall have received an opinion, dated the Closing Date, of PricewaterhouseCoopers LLP, to the same effect as the opinion contemplated by Section 11.E. of the Agreement.

     I. Balanced Value Fund shall have received at the Closing all of the assets of Capital Value Fund to be conveyed hereunder, which assets shall be free and clear of all liens, encumbrances, security interests, restrictions and limitations whatsoever.

     11. The obligations of Capital Value Fund hereunder shall be subject to the following conditions:

     A. The Board of Trustees of the Trust shall have authorized the execution of the Agreement, and the transactions contemplated thereby, and Balanced Value Fund shall have furnished to Capital Value Fund copies of resolutions to that effect certified by the Secretary or the Assistant Secretary of the Trust.

     B. Capital Value Fund's shareholders shall have approved the Agreement and the transactions contemplated hereby, by an affirmative vote required by the Maryland General Corporation Law and Capital Value Fund shall have furnished Value Fund copies of resolutions to that effect certified by the Secretary or an Assistant Secretary of Capital Value Fund.

     C. Capital Value Fund shall have received an opinion dated the Closing Date of counsel to Balanced Value Fund, to the effect that (i) Balanced Value Fund is a series of the Trust which is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts with full powers to carry on its business as then being conducted and to enter into and perform the Agreement (Massachusetts counsel may be relied upon for this opinion); (ii) all action necessary to make the Agreement, according to its terms, valid, binding and enforceable upon Balanced Value Fund and to authorize effectively the transactions contemplated by the Agreement have been taken by Balanced Value Fund, and (iii) the shares of Balanced Value Fund to be issued hereunder are duly authorized and when issued will be validly issued, fully-paid and non-assessable.

     D. The representations and warranties of Balanced Value Fund contained herein shall be true and correct at and as of the Closing Date, and Capital Value Fund shall have been furnished with a certificate of the President, a Vice President or the Secretary or the Assistant Secretary or the Treasurer of the Trust to that effect dated the Closing Date.

     E. Capital Value Fund shall have received an opinion of PricewaterhouseCoopers LLP to the effect that the federal tax consequences of the transaction, if carried out in the manner outlined in the Agreement and in accordance with (i) Capital Value Fund's representation that there is no plan or intention by any Capital Value Fund shareholder who owns 5% or more of Capital Value Fund's outstanding shares, and, to Capital Value Fund's best knowledge, there is no plan or intention on the part of the remaining Capital Value Fund shareholders, to redeem, sell, exchange or otherwise dispose of a number of Balanced Value Fund shares received in the transaction that would reduce Capital Value Fund shareholders' ownership of Balanced Value Fund shares to a number of shares having a value, as of the Closing Date, of less than 50% of the value of all of the formerly outstanding Capital Value Fund shares as of the same date, and (ii) the representation by each of Capital Value Fund and Balanced Value Fund that, as of the Closing Date, Capital Value Fund and Balanced Value Fund will qualify as regulated investment companies or will meet the diversification test of Section 368(a)(2)(F)(ii) of the Code, will be as follows:

     1. The transactions contemplated by the Agreement will qualify as a tax-free "reorganization" within the meaning of Section 368(a)(1) of the Code, and under the regulations promulgated thereunder.

     2. Capital Value Fund and Balanced Value Fund will each qualify as a "party to a reorganization" within the meaning of Section 368(b)(2) of the Code.

     3. No gain or loss will be recognized by the shareholders of Capital Value Fund upon the distribution of Class A, Class B and Class C shares of beneficial interest in Balanced Value Fund to the shareholders of Capital Value Fund pursuant to Section 354 of the Code.

     4. Under Section 361(a) of the Code no gain or loss will be recognized by Capital Value Fund by reason of the transfer of substantially all its assets in exchange for Class A, Class B and Class C shares of Balanced Value Fund.

     5. Under Section 1032 of the Code no gain or loss will be recognized by Balanced Value Fund by reason of the transfer of substantially all of Capital Value Fund's assets in exchange for Class A, Class B and Class C shares of Balanced Value Fund and Balanced Value Fund's assumption of certain liabilities of Capital Value Fund.

     6. The shareholders of Capital Value Fund will have the same tax basis and holding period for the Class A, Class B and Class C shares of beneficial interest in Balanced Value Fund that they receive as they had for Capital Value Fund shares that they previously held, pursuant to Section 358(a) and 1223(1), respectively, of the Code.






     7. The securities transferred by Capital Value Fund to Balanced Value Fund will have the same tax basis and holding period in the hands of Balanced Value Fund as they had for Capital Value Fund, pursuant to Section 362(b) and 1223(1), respectively, of the Code.

     F. The Cash Reserve shall not exceed 10% of the value of the net assets, nor 30% in value of the gross assets, of Capital Value Fund at the close of business on the Valuation Date.

     G. A Registration Statement on Form N-14 filed by Balanced Value Fund under the 1933 Act, containing a preliminary form of the Proxy Statement and Prospectus, shall have become effective under the 1933 Act not later than September 15, 1999.

     H. On the Closing Date, Capital Value Fund shall have received a letter of Andrew J. Donohue or other senior executive officer of OppenheimerFunds, Inc. acceptable to Capital Value Fund, stating that nothing has come to his or her attention which in his or her judgment would indicate that as of the Closing Date there were any material, actual or contingent liabilities of Balanced Value Fund arising out of litigation brought against Balanced Value Fund or claims asserted against it, or pending or, to the best of his or her knowledge, threatened claims or litigation not reflected in or apparent by the most recent audited financial statements and footnotes thereto of Balanced Value Fund delivered to Capital Value Fund. Such letter may also include such additional statements relating to the scope of the review conducted by such person and his or her responsibilities and liabilities as are not unreasonable under the circumstances.

     I. Capital Value Fund shall acknowledge receipt of the Class A, Class B and Class C shares of Balanced Value Fund.

      12. Capital Value Fund hereby represents and warrants that:

     A. The financial statements of Capital Value Fund as at October 31, 1998 (audited) heretofore furnished to Balanced Value Fund, present fairly the financial position, results of operations, and changes in net assets of Capital Value Fund as of that date, in conformity with generally accepted accounting principles applied on a basis consistent with the preceding year; and that from October 31, 1998 through the date hereof there have not been, and through the Closing Date there will not be, any material adverse change in the business or financial condition of Capital Value Fund, it being agreed that a decrease in the size of Capital Value Fund due to a diminution in the value of its portfolio and/or redemption of its shares shall not be considered a material adverse change;

     B. Contingent upon approval of the Agreement and the transactions contemplated thereby by Capital Value Fund's shareholders, Capital Value Fund has authority to transfer all of the assets of Capital Value Fund to be conveyed hereunder free and clear of all liens, encumbrances, security interests, restrictions and limitations whatsoever;

     C. The Prospectus, as amended and supplemented, contained in Capital Value Fund's Registration Statement under the 1933 Act, as amended, is true, correct and complete, conforms to the requirements of the 1933 Act and does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. The Registration Statement, as amended, was, as of the date of the filing of the last Post-Effective Amendment, true, correct and complete, conformed to the requirements of the 1933 Act and did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

     D. There is no material contingent liability of Capital Value Fund and no material claim and no material legal, administrative or other proceedings pending or, to the knowledge of Capital Value Fund, threatened against Capital Value Fund, not reflected in such Prospectus;

     E. Except for the Agreement, there are no material contracts outstanding to which Capital Value Fund is a party other than those ordinary in the conduct of its business;

     F. Capital Value Fund is a Maryland corporation duly organized, validly existing and in good standing under the laws of the State of Maryland; and has all necessary and material Federal and state authorizations to own all of its assets and to carry on its business as now being conducted; and Capital Value Fund is duly registered under the Act and such registration has not been rescinded or revoked and is in full force and effect;

     G. All Federal and other tax returns and reports of Capital Value Fund required by law to be filed have been filed, and all federal and other taxes shown due on said returns and reports have been paid or provision shall have been made for the payment thereof and to the best of the knowledge of Capital Value Fund no such return is currently under audit and no assessment has been asserted with respect to such returns and to the extent such tax returns with respect to the taxable year of Capital Value Fund ended October 31, 1998 have not been filed, such returns will be filed when required and the amount of tax shown as due thereon shall be paid when due; and

     H. Capital Value Fund has elected to be treated as a regulated investment company and, for each fiscal year of its operations, Capital Value Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and Capital Value Fund intends to meet such requirements with respect to its current taxable year.



      13. Balanced Value Fund hereby represents and warrants that:

     A. The financial  statements of Balanced  Value Fund as at October 31, 1998
(audited) heretofore furnished to Capital Value Fund, present fairly the financial position, results of operations, and changes in net assets of Balanced Value Fund, as of that date, in conformity with generally accepted accounting principles applied on a basis consistent with the preceding year; and that from October 31, 1998 through the date hereof there have not been, and through the Closing Date there will not be, any material adverse changes in the business or financial condition of Balanced Value Fund, it being understood that a decrease in the size of Balanced Value Fund due to a diminution in the value of its portfolio and/or redemption of its shares shall not be considered a material or adverse change;

     B. The Prospectus, as amended and supplemented, contained in Balanced Value Fund's Registration Statement under the 1933 Act, is true, correct and complete, conforms to the requirements of the 1933 Act and does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. The Registration Statement, as amended, was, as of the date of the filing of the last Post-Effective Amendment, true, correct and complete, conformed to the requirements of the 1933 Act and did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

     C. Except for this Agreement, there is no material contingent liability of Balanced Value Fund and no material claim and no material legal, administrative or other proceedings pending or, to the knowledge of Balanced Value Fund, threatened against Balanced Value Fund, not reflected in such Prospectus;

     D. There are no material contracts outstanding to which Balanced Value Fund is a party other than those ordinary in the conduct of its business;

     E. Balanced Value Fund is a series of the Trust which is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts; Balanced Value Fund has all necessary and material Federal and state authorizations to own all its properties and assets and to carry on its business as now being conducted; the Class A, Class B and Class C shares of Balanced Value Fund which it issues to Capital Value Fund pursuant to the Agreement will be duly authorized, validly issued, fully-paid and non-assessable, will conform to the description thereof contained in Balanced Value Fund's Registration Statement and will be duly registered under the 1933 Act and in the states where registration is required; and Balanced Value Fund is duly registered under the Act and such registration has not been revoked or rescinded and is in full force and effect;

     F. All federal and other tax returns and reports of Balanced Value Fund required by law to be filed have been filed, and all federal and other taxes shown due on said returns and reports have been paid or provision shall have been made for the payment thereof and to the best of the knowledge of Balanced Value Fund no such return is currently under audit and no assessment has been asserted with respect to such returns and to the extent such tax returns with respect to the taxable year of Balanced Value Fund ended October 31, 1998 have not been filed, such returns will be filed when required and the amount of tax shown as due thereon shall be paid when due;

     G. Balanced Value Fund has elected to be treated as a regulated investment company and, for each fiscal year of its operations, Balanced Value Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and Balanced Value Fund intends to meet such requirements with respect to its current taxable year;

     H. Balanced Value Fund has no plan or intention (i) to dispose of any of the assets transferred by Capital Value Fund, other than in the ordinary course of business, or (ii) to redeem or reacquire any of the Class A, Class B and Class C shares issued by it in the reorganization other than pursuant to valid requests of shareholders; and

     I. After consummation of the transactions contemplated by the Agreement, Balanced Value Fund intends to operate its business in a substantially unchanged manner.

     14. Each party hereby represents to the other that no broker or finder has been employed by it with respect to the Agreement or the transactions contemplated hereby. Each party also represents and warrants to the other that the information concerning it in the Proxy Statement and Prospectus will not as of its date contain any untrue statement of a material fact or omit to state a fact necessary to make the statements concerning it therein not misleading and that the financial statements concerning it will present the information shown fairly in accordance with generally accepted accounting principles applied on a basis consistent with the preceding year. Each party also represents and warrants to the other that the Agreement is valid, binding and enforceable in accordance with its terms and that the execution, delivery and performance of the Agreement will not result in any violation of, or be in conflict with, any provision of any charter, by-laws, contract, agreement, judgment, decree or order to which it is subject or to which it is a party. Balanced Value Fund hereby represents to and covenants with Capital Value Fund that, if the reorganization becomes effective, Balanced Value Fund will treat each shareholder of Capital Value Fund who received any of Balanced Value Fund's shares as a result of the reorganization as having made the minimum initial purchase of shares of Balanced Value Fund received by such shareholder for the purpose of making additional investments in shares of Balanced Value Fund, regardless of the value of the shares of Balanced Value Fund received.

     15. Balanced Value Fund agrees that it will prepare and file a Registration Statement on Form N-14 under the 1933 Act which shall contain a preliminary form of proxy statement and prospectus contemplated by Rule 145 under the 1933 Act. The final form of such proxy statement and prospectus is referred to in the Agreement as the "Proxy Statement and Prospectus." Each party agrees that it will use its best efforts to have such Registration Statement declared effective and to supply such information concerning itself for inclusion in the Proxy Statement and Prospectus as may be necessary or desirable in this connection. Capital Value Fund covenants and agrees to deregister as an investment company under the Act as soon as practicable to the extent required, and, upon Closing, to cause the cancellation of its outstanding shares.

     16. The obligations of the parties under the Agreement shall be subject to the right of either party to abandon and terminate the Agreement without liability if the other party breaches any material provision of the Agreement or if any material legal, administrative or other proceeding shall be instituted or threatened between the date of the Agreement and the Closing Date (i) seeking to restrain or otherwise prohibit the transactions contemplated hereby and/or (ii) asserting a material liability of either party, which proceeding has not been terminated or the threat thereof removed prior to the Closing Date.

     17. The Agreement may be executed in several counterparts, each of which shall be deemed an original, but all taken together shall constitute one Agreement. The rights and obligations of each party pursuant to the Agreement shall not be assignable.

     18. All prior or contemporaneous agreements and representations are merged into the Agreement, which constitutes the entire contract between the parties hereto. No amendment or modification hereof shall be of any force and effect unless in writing and signed by the parties and no party shall be deemed to have waived any provision herein for its benefit unless it executes a written acknowledgment of such waiver.

     19. Balanced Value Fund understands that the obligations of Capital Value Fund under the Agreement are not binding upon any Director or shareholder of Capital Valued Fund personally, but bind only Capital Value Fund and Capital Value Fund's property.

     20. Capital Value Fund understands that the obligations of Balanced Value Fund under the Agreement are not binding upon any trustee or shareholder of Balanced Value Fund personally, but bind only Balanced Value Fund and Balanced Value Fund's property. Capital Value Fund represents that it has notice of the provisions of the Declaration of Trust of the Trust with respect to Balanced Value Fund disclaiming shareholder and trustee liability for acts or obligations of Balanced Value Fund.
     IN WITNESS WHEREOF, each of the parties has caused the Agreement to be executed and attested by its officers thereunto duly authorized on the date first set forth above.

                  OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

                  By: /s/ Andrew J. Donohue
                        Andrew Donohue
                        Secretary

                  OPPENHEIMER QUEST FOR VALUE FUNDS
                  on behalf of
                  OPPENHEIMER QUEST BALANCED VALUE FUND
                  By: /s/ Andrew J. Donohue
                        Andrew J. Donohue
                        Secretary

EXHIBIT B

                         Average Annual Total Returns
                        For the Periods Ended 6/30/99


                                    1-Year            3-Year          5-Year
10-Year/Life
Capital Value Fund Class A Shares   2.62%       11.53%      15.77%    15.37%
Balanced Value Fund Class A Shares  27.00       25.79       22.70     17.90

Capital Value Fund Class B Shares   3.22        n/a         n/a       15.09%
Balanced Value Fund Class B Shares  29.01       26.93       23.26     20.65

Capital Value Fund Class C Shares   7.19        n/a         n/a       16.07%
Balanced Value Fund Class C Shares  32.96       27.53       23.31     20.64

Total returns include change in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. An explanation of the different performance calculations is set forth in each fund's Prospectus.

Each fund's average annual total return includes the applicable sales charge for Class A, B and C shares: for Class A, the current maximum initial sales charge of 5.75%; for Class B, the contingent deferred sales charges of 5% (1 year), 3% (3 year), 2% (5 year) and 1% (life of the class); and for Class C, the 1% contingent deferred sales charge for the 1-year period. The inception date for Class A shares of Capital Value Fund and Balanced Value Fund was February 13, 1987 and November 1, 1991, respectively. The inception date for Class B and Class C shares for Capital Value Fund was March 3, 1997 and for Balanced Value Fund was September 1, 1993.

Capital Value Fund commenced operations on 2/13/87 as a closed-end investment company with two classes of shares, income shares and capital shares. Capital shares were entitled to all gains and losses but bore no expenses. Income shares bore all of the fund's operating expenses. Capital Value Fund redeemed its income shares and converted to an open-end fund on 3/3/97. The capital shares were designated as Class A shares, which bear their allocable share of fund expenses. Returns for Class A shares of Capital Value Fund reflect the historical performance of the fund's previous capital shares as adjusted for the fees and expenses of Class A in effect on 3/3/97 (without giving effect to any fee waivers). Returns for periods after 3/3/97 are net of the Manager's and Distributor's waiver of certain fees, described in "Comparative Fee Tables".






OPPENHEIMER QUEST FOR VALUE FUNDS

               Two World Trade Center, New York, New York 10048
                                1-800-525-7048

                                    PART B

                     STATEMENT OF ADDITIONAL INFORMATION

                              September 13, 1999
                     -----------------------------------

      This Statement of Additional Information of Oppenheimer Quest For Value Funds, on behalf of Oppenheimer Quest Balanced Value Fund, consists of this cover page and the following documents:

1. Statement of Additional Information of Oppenheimer Quest Balanced Value Fund dated February 19,1999, revised as of May 1, 1999 *

2. Prospectus of Oppenheimer Quest Capital Value Fund, Inc. dated February 26, 1999 *

3. Statement of Additional Information of Oppenheimer Quest Capital Value Fund, Inc. dated February 26, 1999, revised as of May 1,1999 *

4.    Annual Report of Oppenheimer Quest Balanced Value Fund as of October
      31, 1998 *

5. Annual Report of Oppenheimer Quest Capital Value Fund, Inc. as of October 31, 1998 *

6. Semi-Annual Report of Oppenheimer Quest Balanced Value Fund as of April 30, 1999 *

7. Semi-Annual Report of Oppenheimer Quest Capital Value Fund, Inc. as of April 30, 1999*

8. Pro Forma Financial Statements for the 12-month period ended April 30, 1999.
-------------------------------
* Incorporated by reference from the initial Registration Statement of the Registrant (Reg. No.: 333-84697) on Form N-14 filed with the Securities and Exchange Commission on August 6, 1999

      This Statement of Additional Information is not a Prospectus. This Statement of Additional Information should be read in conjunction with the Proxy Statement and Prospectus, which may be obtained by written request to OppenheimerFunds Services ("OFS"), P.O. Box 5270, Denver, Colorado 80217, or by calling OFS at the toll-free number shown above.